UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 5 of its series: Allspring Government Money Market Fund, Allspring Money Market Fund, Allspring National Tax-Free Money Market Fund, Allspring 100% Treasury Money Market Fund and Allspring Treasury Plus Money Market Fund.

Date of reporting period: January 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

100% Treasury Money Market Fund

January 31, 2025

Service Class

NWTXX

This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$18,536,169,576
# of portfolio holdings	77
Total advisory fees paid	$20,464,016
Weighted average maturity	52 days
Weighted average life	97 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	83.9
U.S. Treasury Floating Rate Notes	11.8
U.S. Treasury Notes	4.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	7.6
8-14 days	5.3
15-29 days	16.1
30-59 days	28.0
60-89 days	16.8
90-179 days	13.1
180-269 days	2.9
270+ days	10.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0008 01-25

Annual Shareholder Report

100% Treasury Money Market Fund

January 31, 2025

Institutional Class

WOTXX

This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$18,536,169,576
# of portfolio holdings	77
Total advisory fees paid	$20,464,016
Weighted average maturity	52 days
Weighted average life	97 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	83.9
U.S. Treasury Floating Rate Notes	11.8
U.S. Treasury Notes	4.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	7.6
8-14 days	5.3
15-29 days	16.1
30-59 days	28.0
60-89 days	16.8
90-179 days	13.1
180-269 days	2.9
270+ days	10.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3177 01-25

Annual Shareholder Report

100% Treasury Money Market Fund

January 31, 2025

Roberts & Ryan Class

RRAXX

This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$21	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$18,536,169,576
# of portfolio holdings	77
Total advisory fees paid	$20,464,016
Weighted average maturity	52 days
Weighted average life	97 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	83.9
U.S. Treasury Floating Rate Notes	11.8
U.S. Treasury Notes	4.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	7.6
8-14 days	5.3
15-29 days	16.1
30-59 days	28.0
60-89 days	16.8
90-179 days	13.1
180-269 days	2.9
270+ days	10.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5122 01-25

Annual Shareholder Report

100% Treasury Money Market Fund

January 31, 2025

Class A

WFTXX

This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$18,536,169,576
# of portfolio holdings	77
Total advisory fees paid	$20,464,016
Weighted average maturity	52 days
Weighted average life	97 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	83.9
U.S. Treasury Floating Rate Notes	11.8
U.S. Treasury Notes	4.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	7.6
8-14 days	5.3
15-29 days	16.1
30-59 days	28.0
60-89 days	16.8
90-179 days	13.1
180-269 days	2.9
270+ days	10.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0252 01-25

Annual Shareholder Report

100% Treasury Money Market Fund

January 31, 2025

Administrator Class

WTRXX

This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$18,536,169,576
# of portfolio holdings	77
Total advisory fees paid	$20,464,016
Weighted average maturity	52 days
Weighted average life	97 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	83.9
U.S. Treasury Floating Rate Notes	11.8
U.S. Treasury Notes	4.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	7.6
8-14 days	5.3
15-29 days	16.1
30-59 days	28.0
60-89 days	16.8
90-179 days	13.1
180-269 days	2.9
270+ days	10.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3722 01-25

Annual Shareholder Report

Government Money Market Fund

January 31, 2025

Service Class

NWGXX

This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0743 01-25

Annual Shareholder Report

Government Money Market Fund

January 31, 2025

Select Class

WFFXX

This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$14	0.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3802 01-25

Annual Shareholder Report

Government Money Market Fund

January 31, 2025

Institutional Class

GVIXX

This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR1751 01-25

Annual Shareholder Report

Government Money Market Fund

January 31, 2025

Sweep Class

This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Sweep Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3931 01-25

Annual Shareholder Report

Government Money Market Fund

January 31, 2025

Roberts & Ryan Class

RNRXX

This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$21	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5123 01-25

Annual Shareholder Report

Government Money Market Fund

January 31, 2025

Class A

WFGXX

This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0450 01-25

Annual Shareholder Report

Government Money Market Fund

January 31, 2025

Administrator Class

WGAXX

This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$34	0.33%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0947 01-25

Annual Shareholder Report

Government Money Market Fund

January 31, 2025

Tribal Inclusion Class

AGTXX

This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Tribal Inclusion Class	$16	0.16%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5120 01-25

Annual Shareholder Report

Money Market Fund

January 31, 2025

Service Class

WMOXX

This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$36,463,344,787
# of portfolio holdings	317
Total advisory fees paid	$42,457,323
Weighted average maturity	35 days
Weighted average life	63 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	48.0
Certificates of deposit	22.7
Repurchase agreements	18.0
Municipal obligations	10.2
Other instruments	1.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.8
8-14 days	2.7
15-29 days	1.8
30-59 days	10.7
60-89 days	6.5
90-179 days	15.6
180-269 days	7.6
270+ days	4.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3656 01-25

Annual Shareholder Report

Money Market Fund

January 31, 2025

Premier Class

WMPXX

This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$16	0.16%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$36,463,344,787
# of portfolio holdings	317
Total advisory fees paid	$42,457,323
Weighted average maturity	35 days
Weighted average life	63 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	48.0
Certificates of deposit	22.7
Repurchase agreements	18.0
Municipal obligations	10.2
Other instruments	1.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.8
8-14 days	2.7
15-29 days	1.8
30-59 days	10.7
60-89 days	6.5
90-179 days	15.6
180-269 days	7.6
270+ days	4.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3183 01-25

Annual Shareholder Report

Money Market Fund

January 31, 2025

Class C

This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$136	1.33%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$36,463,344,787
# of portfolio holdings	317
Total advisory fees paid	$42,457,323
Weighted average maturity	35 days
Weighted average life	63 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	48.0
Certificates of deposit	22.7
Repurchase agreements	18.0
Municipal obligations	10.2
Other instruments	1.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.8
8-14 days	2.7
15-29 days	1.8
30-59 days	10.7
60-89 days	6.5
90-179 days	15.6
180-269 days	7.6
270+ days	4.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3502 01-25

Annual Shareholder Report

Money Market Fund

January 31, 2025

Class A

STGXX

This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$36,463,344,787
# of portfolio holdings	317
Total advisory fees paid	$42,457,323
Weighted average maturity	35 days
Weighted average life	63 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	48.0
Certificates of deposit	22.7
Repurchase agreements	18.0
Municipal obligations	10.2
Other instruments	1.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.8
8-14 days	2.7
15-29 days	1.8
30-59 days	10.7
60-89 days	6.5
90-179 days	15.6
180-269 days	7.6
270+ days	4.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0478 01-25

Annual Shareholder Report

National Tax-Free Money Market Fund

January 31, 2025

Service Class

MMIXX

This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$37	0.36%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,948,523,917
# of portfolio holdings	259
Total advisory fees paid	$1,814,203
Weighted average maturity	39 days
Weighted average life	39 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bond	48.3
Other municipal debt	33.1
Variable rate demand note	17.6
Treasury repurchase agreement	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	68.0
8-14 days	1.5
15-29 days	3.4
30-59 days	7.6
60-89 days	0.9
90-179 days	15.5
180-269 days	0.8
270+ days	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0792 01-25

Annual Shareholder Report

National Tax-Free Money Market Fund

January 31, 2025

Premier Class

WFNXX

This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$20	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,948,523,917
# of portfolio holdings	259
Total advisory fees paid	$1,814,203
Weighted average maturity	39 days
Weighted average life	39 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bond	48.3
Other municipal debt	33.1
Variable rate demand note	17.6
Treasury repurchase agreement	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	68.0
8-14 days	1.5
15-29 days	3.4
30-59 days	7.6
60-89 days	0.9
90-179 days	15.5
180-269 days	0.8
270+ days	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0477 01-25

Annual Shareholder Report

National Tax-Free Money Market Fund

January 31, 2025

Class A

NWMXX

This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,948,523,917
# of portfolio holdings	259
Total advisory fees paid	$1,814,203
Weighted average maturity	39 days
Weighted average life	39 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bond	48.3
Other municipal debt	33.1
Variable rate demand note	17.6
Treasury repurchase agreement	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	68.0
8-14 days	1.5
15-29 days	3.4
30-59 days	7.6
60-89 days	0.9
90-179 days	15.5
180-269 days	0.8
270+ days	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0452 01-25

Annual Shareholder Report

National Tax-Free Money Market Fund

January 31, 2025

Administator Class

WNTXX

This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administator Class	$30	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,948,523,917
# of portfolio holdings	259
Total advisory fees paid	$1,814,203
Weighted average maturity	39 days
Weighted average life	39 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bond	48.3
Other municipal debt	33.1
Variable rate demand note	17.6
Treasury repurchase agreement	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	68.0
8-14 days	1.5
15-29 days	3.4
30-59 days	7.6
60-89 days	0.9
90-179 days	15.5
180-269 days	0.8
270+ days	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3710 01-25

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2025

Roberts & Ryan Class

RRTXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$21	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5124 01-25

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2025

Service Class

PRVXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$46	0.45%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0454 01-25

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2025

Select Class

WTLXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$14	0.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3803 01-25

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2025

Institutional Class

PISXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0793 01-25

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2025

Class A

PIVXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0453 01-25

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2025

Administrator Class

WTPXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$35	0.34%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3720 01-25

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended January 31, 2025	Fiscal year ended January 31, 2024
Audit fees	$253,060	$313,230
Audit-related fees	—	—
Tax fees (1)	13,740	15,610
All other fees	—	—

	$266,800	$328,840

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Government Money Market Funds

Allspring 100% Treasury Money Market Fund
Long Form Financial Statements
Annual Report
January 31, 2025

Government Money Market Funds | 1

Portfolio of investments—January 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 106.28%
U.S. Treasury Bills☼	3.74%	3-4-2025	$200,000,000	$199,336,944
U.S. Treasury Bills☼	3.86	3-4-2025	550,000,000	548,120,115
U.S. Treasury Bills☼	3.97	4-1-2025	600,000,000	596,052,933
U.S. Treasury Bills☼	3.99	10-2-2025	80,000,000	77,895,735
U.S. Treasury Bills☼	3.99	10-2-2025	20,000,000	19,471,139
U.S. Treasury Bills☼	4.03	3-4-2025	65,000,000	64,768,040
U.S. Treasury Bills☼	4.03	3-4-2025	135,000,000	134,518,673
U.S. Treasury Bills%%☼	4.10	6-3-2025	175,000,000	172,580,251
U.S. Treasury Bills%%☼	4.11	6-3-2025	175,000,000	172,579,094
U.S. Treasury Bills☼	4.15	10-30-2025	30,000,000	29,081,440
U.S. Treasury Bills☼	4.15	10-30-2025	20,000,000	19,390,566
U.S. Treasury Bills☼	4.18	4-1-2025	200,000,000	198,615,375
U.S. Treasury Bills☼	4.18	7-10-2025	80,000,000	78,561,531
U.S. Treasury Bills☼	4.19	7-31-2025	50,000,000	48,977,242
U.S. Treasury Bills☼	4.20	4-1-2025	50,000,000	49,652,458
U.S. Treasury Bills☼	4.20	7-3-2025	50,000,000	49,137,500
U.S. Treasury Bills☼	4.22	7-17-2025	70,000,000	68,672,466
U.S. Treasury Bills☼	4.23	6-20-2025	25,000,000	24,603,033
U.S. Treasury Bills☼	4.23	6-20-2025	25,000,000	24,602,985
U.S. Treasury Bills☼	4.23	6-26-2025	50,000,000	49,171,196
U.S. Treasury Bills☼	4.23	7-24-2025	70,000,000	68,614,306
U.S. Treasury Bills☼	4.25	5-6-2025	250,000,000	247,321,778
U.S. Treasury Bills☼	4.25	5-13-2025	300,000,000	296,544,900
U.S. Treasury Bills☼	4.25	11-28-2025	5,000,000	4,826,684
U.S. Treasury Bills☼	4.25	11-28-2025	5,000,000	4,826,415
U.S. Treasury Bills☼	4.26	5-20-2025	260,000,000	256,780,839
U.S. Treasury Bills☼	4.26	5-20-2025	40,000,000	39,504,450
U.S. Treasury Bills☼	4.27	4-3-2025	150,000,000	148,967,500
U.S. Treasury Bills☼	4.27	4-3-2025	50,000,000	49,652,781
U.S. Treasury Bills☼	4.27	5-27-2025	300,000,000	296,037,937
U.S. Treasury Bills☼	4.28	4-22-2025	300,000,000	297,257,000
U.S. Treasury Bills☼	4.29	4-10-2025	175,000,000	173,646,038
U.S. Treasury Bills☼	4.29	4-10-2025	25,000,000	24,802,000
U.S. Treasury Bills☼	4.29	4-15-2025	190,000,000	188,415,674
U.S. Treasury Bills☼	4.29	4-15-2025	60,000,000	59,498,267
U.S. Treasury Bills☼	4.29	4-29-2025	250,000,000	247,501,354
U.S. Treasury Bills☼	4.29	5-1-2025	200,000,000	197,966,133
U.S. Treasury Bills☼	4.29	5-1-2025	50,000,000	49,475,221
U.S. Treasury Bills☼	4.30	4-24-2025	150,000,000	148,595,667
U.S. Treasury Bills☼	4.30	4-24-2025	50,000,000	49,520,778
U.S. Treasury Bills☼	4.31	3-27-2025	175,000,000	173,926,416
U.S. Treasury Bills☼	4.31	3-27-2025	25,000,000	24,845,228
U.S. Treasury Bills☼	4.32	3-20-2025	175,000,000	174,067,969
U.S. Treasury Bills☼	4.32	3-20-2025	215,000,000	213,853,166
U.S. Treasury Bills☼	4.32	5-8-2025	50,000,000	49,443,833
U.S. Treasury Bills☼	4.33	3-18-2025	45,000,000	44,762,963
U.S. Treasury Bills☼##	4.33	3-18-2025	900,000,000	895,445,225
U.S. Treasury Bills☼	4.33	3-18-2025	205,000,000	203,927,508
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	4.34%	2-18-2025	$950,000,000	$948,313,334
U.S. Treasury Bills☼	4.34	2-18-2025	100,000,000	99,815,958
U.S. Treasury Bills☼	4.34	3-25-2025	1,100,000,000	1,093,472,083
U.S. Treasury Bills☼	4.34	3-25-2025	50,000,000	49,695,833
U.S. Treasury Bills☼	4.35	3-11-2025	725,000,000	721,905,950
U.S. Treasury Bills☼	4.35	3-11-2025	125,000,000	124,450,250
U.S. Treasury Bills☼	4.36	6-5-2025	50,000,000	49,270,881
U.S. Treasury Bills☼	4.37	2-11-2025	600,000,000	599,432,933
U.S. Treasury Bills☼	4.37	2-11-2025	250,000,000	249,753,319
U.S. Treasury Bills☼	4.37	4-8-2025	250,000,000	248,083,111
U.S. Treasury Bills☼	4.38	2-25-2025	696,880,000	695,041,899
U.S. Treasury Bills☼	4.38	5-22-2025	25,000,000	24,676,300
U.S. Treasury Bills☼	4.38	5-22-2025	25,000,000	24,676,000
U.S. Treasury Bills☼	4.39	2-6-2025	375,000,000	374,864,250
U.S. Treasury Bills☼	4.39	2-6-2025	179,985,000	179,920,422
U.S. Treasury Bills☼	4.39	5-29-2025	35,000,000	34,516,665
U.S. Treasury Bills☼	4.39	5-29-2025	15,000,000	14,792,042
U.S. Treasury Bills☼	4.40	2-20-2025	537,850,000	536,761,012
U.S. Treasury Bills☼	4.40	2-20-2025	215,000,000	214,547,661
U.S. Treasury Bills☼	4.41	2-27-2025	575,000,000	573,338,075
U.S. Treasury Bills☼	4.41	2-27-2025	25,000,000	24,921,950
U.S. Treasury Bills☼	4.41	3-13-2025	145,000,000	144,315,156
U.S. Treasury Bills☼	4.41	3-13-2025	305,000,000	303,619,212
U.S. Treasury Bills☼	4.43	4-17-2025	225,000,000	223,031,636
U.S. Treasury Bills☼	4.43	4-17-2025	25,000,000	24,750,989
U.S. Treasury Bills☼	4.45	2-4-2025	150,000,000	149,981,558
U.S. Treasury Bills☼	4.45	2-4-2025	802,530,000	802,432,369
U.S. Treasury Bills☼	4.45	3-6-2025	225,000,000	224,143,108
U.S. Treasury Bills☼	4.45	3-6-2025	125,000,000	124,534,461
U.S. Treasury Bills☼	4.53	6-12-2025	30,000,000	29,498,763
U.S. Treasury Bills☼	4.53	6-12-2025	50,000,000	49,221,449
U.S. Treasury Bills☼	4.58	2-13-2025	200,000,000	199,749,215
U.S. Treasury Bills☼	4.72	5-15-2025	70,000,000	69,079,946
U.S. Treasury Bills☼	4.72	5-15-2025	40,000,000	39,484,732
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±	4.34	1-31-2027	150,000,000	150,000,000
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.13%)±	4.37	7-31-2025	190,000,000	189,954,334
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±	4.39	4-30-2026	250,000,000	249,996,834
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.41	4-30-2025	470,000,000	470,021,140
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.41	10-31-2025	420,000,000	419,914,365
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.18%)±	4.42	7-31-2026	280,000,000	279,805,015
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.21%)±	4.45	10-31-2026	430,000,000	430,275,595
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—January 31, 2025

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±		4.49%	1-31-2026	$140,000,000	$140,035,001
U.S. Treasury Notes		0.25	9-30-2025	140,000,000	136,395,488
U.S. Treasury Notes		0.25	10-31-2025	60,000,000	58,252,195
U.S. Treasury Notes		0.38	4-30-2025	50,000,000	49,469,099
U.S. Treasury Notes		0.38	12-31-2025	15,000,000	14,475,900
U.S. Treasury Notes		0.50	3-31-2025	40,000,000	39,733,825
U.S. Treasury Notes		1.13	2-28-2025	80,000,000	79,798,431
U.S. Treasury Notes		2.00	8-15-2025	20,000,000	19,762,780
U.S. Treasury Notes		2.63	3-31-2025	15,000,000	14,946,588
U.S. Treasury Notes		2.63	4-15-2025	15,000,000	14,933,142
U.S. Treasury Notes		2.75	5-15-2025	20,000,000	19,869,653
U.S. Treasury Notes		2.75	6-30-2025	20,000,000	19,817,168
U.S. Treasury Notes		2.88	4-30-2025	35,000,000	34,819,376
U.S. Treasury Notes		3.00	7-15-2025	20,000,000	19,818,499
U.S. Treasury Notes		3.50	9-15-2025	20,000,000	19,905,992
U.S. Treasury Notes		3.88	4-30-2025	20,000,000	19,947,381
U.S. Treasury Notes		3.88	1-15-2026	10,000,000	9,963,801
U.S. Treasury Notes		4.00	12-15-2025	50,000,000	49,871,032
U.S. Treasury Notes		4.25	12-31-2025	15,000,000	14,985,006
U.S. Treasury Notes		4.63	6-30-2025	15,000,000	14,970,977
U.S. Treasury Notes		4.88	11-30-2025	20,000,000	20,089,686
U.S. Treasury Notes		5.00	9-30-2025	55,000,000	55,252,564
U.S. Treasury Notes		5.00	10-31-2025	120,000,000	120,594,004
Total U.S. treasury securities (Cost $19,699,584,139)					19,699,584,139
Total investments in securities (Cost $19,699,584,139)	106.28%				19,699,584,139
Other assets and liabilities, net	(6.28)				(1,163,414,563)
Total net assets	100.00%				$18,536,169,576

☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Statement of assets and liabilities—January 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$19,699,584,139
Cash	9,784
Receivable for Fund shares sold	28,762,356
Receivable for interest	6,037,536
Prepaid expenses and other assets	186,373
Total assets	19,734,580,188
Liabilities
Payable for investments purchased	795,389,877
Payable for when-issued transactions	345,159,344
Dividends payable	27,280,003
Payable for Fund shares redeemed	25,425,114
Management fee payable	1,941,328
Administration fees payable	1,589,904
Shareholder servicing fees payable	1,529,368
Accrued expenses and other liabilities	95,674
Total liabilities	1,198,410,612
Total net assets	$18,536,169,576
Net assets consist of
Paid-in capital	$18,535,774,372
Total distributable earnings	395,204
Total net assets	$18,536,169,576
Computation of net asset value per share
Net assets–Class A	$88,986,255
Shares outstanding–Class A1	88,982,084
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$597,239,648
Shares outstanding–Administrator Class[1]	597,210,070
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$11,213,104,705
Shares outstanding–Institutional Class[1]	11,212,551,154
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$106,581
Shares outstanding–Roberts & Ryan Class[1]	106,576
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Service Class	$6,636,732,387
Shares outstanding–Service Class[1]	6,636,414,036
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Statement of operations—year ended January 31, 2025
Statement of operations
Investment income
Interest	$876,365,044
Expenses
Management fee	23,687,409
Administration fees
Class A	154,660
Administrator Class	462,659
Institutional Class	8,920,719
Roberts & Ryan Class	509
Service Class	6,538,281
Shareholder servicing fees
Class A	193,325
Administrator Class	462,659
Service Class	13,621,420
Custody and accounting fees	362,860
Professional fees	120,773
Registration fees	479,909
Shareholder report expenses	63,005
Trustees’ fees and expenses	91,537
Other fees and expenses	288,114
Total expenses	55,447,839
Less: Fee waivers and/or expense reimbursements
Fund-level	(3,223,393)
Class A	(2,155)
Administrator Class	(122,454)
Institutional Class	(719,837)
Roberts & Ryan Class	(38)
Service Class	(939)
Net expenses	51,379,023
Net investment income	824,986,021
Net realized gains on investments	473,789
Net increase in net assets resulting from operations	$825,459,810
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2025		Year ended January 31, 2024
Operations
Net investment income		$824,986,021		$745,276,118
Net realized gains on investments		473,789		610,586
Net increase in net assets resulting from operations		825,459,810		745,886,704
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,501,588)		(2,613,056)
Administrator Class		(22,048,251)		(22,214,954)
Institutional Class		(549,486,834)		(499,705,847)
Roberts & Ryan Class		(29,705)		(1,456)[1]
Service Class		(250,151,250)		(221,362,222)
Total distributions to shareholders		(825,217,628)		(745,897,535)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	81,066,149	81,066,149	74,170,889	74,170,889
Administrator Class	1,423,045,962	1,423,045,962	1,370,281,993	1,370,281,993
Institutional Class	37,109,447,560	37,109,447,560	40,211,606,724	40,211,606,724
Roberts & Ryan Class	9,400,000	9,400,000	100,000 [1]	100,000 [1]
Service Class	22,015,707,776	22,015,707,776	22,830,547,578	22,830,547,578
		60,638,667,447		64,486,707,184
Reinvestment of distributions
Class A	3,456,662	3,456,662	2,587,930	2,587,930
Administrator Class	12,682,792	12,682,792	13,516,880	13,516,880
Institutional Class	424,687,489	424,687,489	342,013,840	342,013,840
Roberts & Ryan Class	5,120	5,120	1,456 [1]	1,456 [1]
Service Class	76,059,602	76,059,602	73,066,874	73,066,874
		516,891,665		431,186,980
Payment for shares redeemed
Class A	(66,958,827)	(66,958,827)	(46,063,818)	(46,063,818)
Administrator Class	(1,182,574,659)	(1,182,574,659)	(1,457,019,771)	(1,457,019,771)
Institutional Class	(37,986,477,911)	(37,986,477,911)	(35,854,154,502)	(35,854,154,502)
Roberts & Ryan Class	(9,400,000)	(9,400,000)	0 [1]	0 [1]
Service Class	(20,716,320,547)	(20,716,320,547)	(21,815,460,107)	(21,815,460,107)
		(59,961,731,944)		(59,172,698,198)
Net increase in net assets resulting from capital share transactions		1,193,827,168		5,745,195,966
Total increase in net assets		1,194,069,350		5,745,185,135
Net assets
Beginning of period		17,342,100,226		11,596,915,091
End of period		$18,536,169,576		$17,342,100,226
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.01	0.00 [1,2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.65%	4.65%	1.42%	0.02%	0.14%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.60%	0.62%	0.61%	0.61%
Net expenses	0.58%	0.59%	0.50%*	0.06%*	0.31%*
Net investment income	4.53%	4.60%	1.27%	0.02%	0.15%
Supplemental data
Net assets, end of period (000s omitted)	$88,986	$71,421	$40,725	$47,409	$202,999

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.29%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.94%	4.95%	1.65%	0.01%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.35%	0.34%	0.34%
Net expenses	0.30%	0.30%	0.28%*	0.06%*	0.22%*
Net investment income	4.76%	4.86%	1.73%	0.01%	0.19%
Supplemental data
Net assets, end of period (000s omitted)	$597,240	$344,069	$417,372	$435,818	$493,677

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.24%
Year ended January 31, 2021	0.08%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.05%	5.06%	1.74%	0.01%	0.24%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.22%
Net expenses	0.20%	0.20%	0.19%*	0.06%*	0.18%*
Net investment income	4.93%	4.99%	1.54%	0.01%	0.17%
Supplemental data
Net assets, end of period (000s omitted)	$11,213,105	$11,665,347	$6,965,776	$10,797,673	$12,321,170

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Roberts & Ryan Class	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.01
Distributions to shareholders from
Net investment income	(0.05)	(0.01)
Net realized gains	(0.00)[3]	(0.00)[3]
Total distributions to shareholders	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00
Total return[4]	5.05%	1.46%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.22%
Net expenses	0.20%	0.20%
Net investment income	4.67%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$107	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.73%	4.74%	1.49%	0.01%	0.15%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.51%
Net expenses	0.50%	0.50%	0.44%*	0.06%*	0.25%*
Net investment income	4.59%	4.69%	1.46%	0.01%	0.12%
Supplemental data
Net assets, end of period (000s omitted)	$6,636,732	$5,261,162	$4,173,042	$5,336,278	$5,225,755

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Government Money Market Funds | 13

Notes to financial statements
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
U.S. Treasury securities	$0	$19,699,584,139	$0	$19,699,584,139
Total assets	$0	$19,699,584,139	$0	$19,699,584,139
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2025, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
14 | Government Money Market Funds

Notes to financial statements
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.30
Institutional Class	0.20
Roberts & Ryan Class	0.20
Service Class	0.50
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended January 31, 2025.
5.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended January 31
	2025	2024
Ordinary income	$825,217,628	$745,857,369
Long-term capital gain	0	40,166
As of January 31, 2025, distributable earnings on a tax basis consisted of $27,677,528 in undistributed ordinary income.
6.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
Government Money Market Funds | 15

Notes to financial statements
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
16 | Government Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring 100% Treasury Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 27, 2025
Government Money Market Funds | 17

Other information (unaudited)
Other information
Tax information
For the fiscal year ended January 31, 2025, $826,219,415 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2025, $231,958 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2025, 100% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Government Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Government Money Market Funds | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0252 01-25

Government Money Market Funds

Allspring Government Money Market Fund
Long Form Financial Statements
Annual Report
January 31, 2025

Government Money Market Funds | 1

Portfolio of investments—January 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Government agency debt: 19.47%
FFCB (U.S. Federal Funds Effective Rate+0.14%)±%%	0.00%	2-3-2027	$40,000,000	$40,000,000
FFCB	0.61	8-25-2025	41,900,000	40,938,028
FFCB	4.13	1-9-2026	174,084,000	173,943,987
FFCB%%	4.13	2-3-2026	24,000,000	23,975,982
FFCB☼	4.15	10-28-2025	45,000,000	43,634,962
FFCB☼	4.21	8-19-2025	25,000,000	24,432,257
FFCB☼	4.21	8-21-2025	50,000,000	48,852,986
FFCB☼	4.21	8-25-2025	25,000,000	24,414,965
FFCB☼	4.21	8-29-2025	25,000,000	24,403,438
FFCB☼	4.21	9-2-2025	30,000,000	29,270,292
FFCB☼	4.24	6-12-2025	150,000,000	147,753,250
FFCB☼	4.24	7-2-2025	38,000,000	37,342,579
FFCB	4.25	9-30-2025	30,000,000	29,993,250
FFCB	4.25	12-19-2025	50,461,000	50,468,932
FFCB	4.25	1-16-2026	39,980,000	39,964,036
FFCB☼	4.35	2-6-2025	200,000,000	199,928,500
FFCB☼	4.36	5-9-2025	50,000,000	49,432,639
FFCB Series 2 (U.S. SOFR+0.05%)±	4.41	6-20-2025	35,000,000	35,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.41	4-24-2026	150,000,000	150,000,000
FFCB (U.S. Federal Funds Effective Rate+0.09%)±	4.42	3-27-2026	150,000,000	149,991,748
FFCB (U.S. SOFR+0.08%)±	4.44	12-12-2025	66,369,000	66,362,317
FFCB (U.S. SOFR+0.08%)±	4.44	1-28-2026	200,000,000	200,000,000
FFCB (U.S. SOFR+0.08%)±	4.44	2-10-2026	90,000,000	90,000,000
FFCB (U.S. SOFR+0.08%)±	4.44	2-17-2026	200,000,000	199,990,043
FFCB (U.S. SOFR+0.09%)±	4.45	11-13-2025	250,000,000	250,000,000
FFCB (U.S. SOFR+0.09%)±	4.45	1-23-2026	100,000,000	100,000,000
FFCB (U.S. SOFR+0.09%)±	4.45	1-28-2026	165,000,000	165,000,000
FFCB (U.S. SOFR+0.09%)±	4.45	2-2-2026	40,000,000	40,000,000
FFCB (U.S. Federal Funds Effective Rate+0.13%)±	4.46	3-12-2025	350,000,000	349,998,670
FFCB (U.S. SOFR+0.10%)±	4.46	12-26-2025	100,000,000	100,000,000
FFCB (U.S. SOFR+0.10%)±	4.46	4-1-2026	50,000,000	50,000,000
FFCB (U.S. SOFR+0.10%)±	4.46	4-15-2026	250,000,000	250,000,000
FFCB (U.S. SOFR+0.10%)±	4.46	5-20-2026	100,000,000	100,000,000
FFCB (U.S. SOFR+0.10%)±	4.46	6-5-2026	450,000,000	450,000,000
FFCB (U.S. SOFR+0.10%)±	4.46	6-18-2026	90,000,000	89,998,545
FFCB (U.S. SOFR+0.10%)±	4.46	6-24-2026	60,000,000	60,000,000
FFCB (U.S. SOFR+0.10%)±	4.46	6-26-2026	155,000,000	155,000,000
FFCB (U.S. SOFR+0.11%)±	4.47	1-8-2026	30,000,000	30,003,976
FFCB (U.S. SOFR+0.11%)±	4.47	3-11-2026	150,000,000	150,000,000
FFCB (U.S. SOFR+0.11%)±	4.47	4-9-2026	100,000,000	100,000,000
FFCB (U.S. SOFR+0.11%)±	4.47	5-6-2026	210,000,000	209,993,969
FFCB (U.S. SOFR+0.11%)±	4.47	5-19-2026	60,000,000	60,000,000
FFCB (U.S. SOFR+0.11%)±	4.47	6-12-2026	65,000,000	65,000,000
FFCB (U.S. SOFR+0.11%)±	4.47	7-2-2026	375,000,000	375,000,000
FFCB (U.S. Federal Funds Effective Rate+0.15%)±	4.48	2-3-2025	40,000,000	40,000,000
FFCB (U.S. SOFR+0.12%)±	4.48	10-29-2025	160,000,000	160,000,000
FFCB (U.S. SOFR+0.13%)±	4.49	4-10-2025	300,000,000	299,994,805
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FFCB (U.S. SOFR+0.13%)±	4.49%	7-16-2026	$185,000,000	$185,006,987
FFCB Series 1 (U.S. SOFR+0.13%)±	4.49	7-23-2026	110,000,000	110,000,000
FFCB (U.S. SOFR+0.13%)±	4.49	7-29-2026	60,000,000	60,000,000
FFCB (U.S. SOFR+0.13%)±	4.49	8-6-2026	175,000,000	175,000,000
FFCB Series 1 (U.S. SOFR+0.13%)±	4.49	11-2-2026	150,000,000	150,000,000
FFCB (U.S. SOFR+0.14%)±	4.50	2-12-2026	420,000,000	420,000,775
FFCB (U.S. SOFR+0.14%)±	4.50	8-19-2026	62,000,000	62,000,000
FFCB (U.S. SOFR+0.14%)±	4.50	8-26-2026	50,000,000	50,000,000
FFCB (U.S. SOFR+0.14%)±	4.50	9-3-2026	70,000,000	70,000,000
FFCB (U.S. SOFR+0.14%)±	4.50	9-4-2026	70,000,000	70,000,000
FFCB (U.S. SOFR+0.14%)±	4.50	9-9-2026	25,000,000	25,000,000
FFCB (U.S. SOFR+0.14%)±	4.50	1-8-2027	45,000,000	45,000,000
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	4.51	5-23-2025	112,500,000	112,498,390
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	4.51	6-2-2025	185,000,000	184,990,569
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	4.51	7-7-2025	200,000,000	200,000,000
FFCB (U.S. SOFR+0.15%)±	4.51	9-17-2026	125,000,000	125,000,000
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	4.51	11-6-2026	175,000,000	175,000,000
FFCB (U.S. SOFR+0.15%)±	4.51	12-16-2026	280,000,000	280,001,161
FFCB (U.S. SOFR+0.15%)±	4.51	1-8-2027	225,000,000	225,000,000
FFCB (U.S. SOFR+0.16%)±	4.52	7-21-2025	72,000,000	72,000,000
FFCB (U.S. SOFR+0.16%)±	4.52	8-4-2025	105,000,000	105,000,000
FFCB (U.S. SOFR+0.16%)±	4.52	8-28-2025	93,000,000	93,000,000
FFCB (U.S. SOFR+0.16%)±	4.52	1-23-2026	158,000,000	158,019,714
FFCB (U.S. Federal Funds Effective Rate+0.20%)±	4.53	2-7-2025	400,000,000	400,000,000
FFCB (U.S. SOFR+0.17%)±	4.53	8-4-2025	465,000,000	464,996,631
FFCB (U.S. SOFR+0.17%)±	4.53	10-23-2025	125,000,000	124,993,361
FFCB (U.S. SOFR+0.17%)±	4.53	1-9-2026	75,000,000	75,026,137
FFCB (U.S. SOFR+0.18%)±	4.54	11-21-2025	250,000,000	249,987,904
FFCB (U.S. SOFR+0.18%)±	4.54	12-11-2025	125,000,000	125,000,000
FFCB Series 1 (U.S. SOFR+0.20%)±	4.56	6-2-2025	60,000,000	60,000,000
FFCB☼	4.63	2-13-2025	74,000,000	73,906,097
FFCB (U.S. SOFR+0.33%)±	4.69	12-29-2025	102,000,000	102,213,195
FFCB	4.75	2-28-2025	119,821,000	119,797,823
FFCB☼	4.82	2-4-2025	60,000,000	59,992,083
FFCB	4.88	7-22-2025	100,000,000	99,987,430
FFCB☼	4.97	5-5-2025	48,000,000	47,405,467
FFCB	5.00	3-6-2025	50,000,000	49,998,895
FFCB☼	5.01	4-21-2025	50,000,000	49,471,694
FFCB☼	5.07	2-3-2025	25,000,000	25,000,000
FFCB	5.13	5-9-2025	65,265,000	65,256,165
FFCB	5.13	5-22-2025	25,000,000	24,996,120
FFCB	5.13	7-8-2025	25,000,000	25,006,920
FHLB	2.38	3-14-2025	105,000,000	104,715,265
FHLB	4.13	1-21-2026	45,000,000	44,948,163
FHLB☼	4.18	7-11-2025	250,000,000	245,473,958
FHLB☼	4.22	7-15-2025	100,000,000	98,128,000
FHLB	4.25	11-21-2025	20,000,000	19,981,187
FHLB☼	4.31	5-5-2025	250,000,000	247,314,236
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FHLB☼	4.32%	3-14-2025	$298,000,000	$296,624,730
FHLB☼	4.34	4-28-2025	200,000,000	198,002,667
FHLB☼	4.35	4-23-2025	200,000,000	198,117,167
FHLB	4.37	2-13-2026	173,000,000	173,000,000
FHLB☼	4.38	3-21-2025	376,980,000	374,898,791
FHLB☼	4.40	4-25-2025	250,000,000	247,556,500
FHLB (U.S. SOFR+0.09%)±	4.45	2-2-2026	145,000,000	144,999,604
FHLB (U.S. SOFR+0.09%)±	4.45	2-19-2026	248,000,000	248,000,000
FHLB (U.S. SOFR+0.10%)±	4.46	4-6-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.10%)±	4.46	4-22-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.10%)±	4.46	5-28-2026	200,000,000	200,000,000
FHLB Series 2 (U.S. SOFR+0.10%)±	4.46	6-26-2026	170,000,000	169,972,110
FHLB (U.S. SOFR+0.11%)±	4.47	2-20-2026	350,000,000	350,000,000
FHLB (U.S. SOFR+0.11%)±	4.47	4-10-2026	50,000,000	49,992,553
FHLB (U.S. SOFR+0.12%)±	4.48	3-20-2026	300,000,000	300,000,000
FHLB (U.S. SOFR+0.13%)±	4.49	2-10-2025	450,000,000	450,000,000
FHLB (U.S. SOFR+0.13%)±	4.49	4-11-2025	250,000,000	250,000,000
FHLB (U.S. SOFR+0.13%)±	4.49	2-9-2026	396,000,000	396,086,971
FHLB (U.S. SOFR+0.13%)±	4.49	6-24-2026	100,000,000	100,000,000
FHLB	4.50	11-24-2025	74,850,000	74,850,000
FHLB (U.S. SOFR+0.14%)±	4.50	1-26-2026	225,000,000	225,000,000
FHLB (U.S. SOFR+0.14%)±	4.50	7-28-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.14%)±	4.50	7-29-2026	150,000,000	150,000,000
FHLB (U.S. SOFR+0.14%)±	4.50	8-21-2026	50,000,000	50,000,000
FHLB (U.S. SOFR+0.14%)±	4.50	9-4-2026	150,000,000	150,000,000
FHLB (U.S. SOFR+0.15%)±	4.51	1-2-2026	244,000,000	244,016,684
FHLB (U.S. SOFR+0.15%)±	4.51	1-5-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.16%)±	4.52	7-3-2025	325,000,000	325,000,000
FHLB (U.S. SOFR+0.16%)±	4.52	7-25-2025	200,000,000	200,000,000
FHLB (U.S. SOFR+0.16%)±	4.52	8-22-2025	450,000,000	450,000,000
FHLB (U.S. SOFR+0.16%)±	4.52	10-16-2025	150,000,000	150,000,000
FHLB (U.S. SOFR+0.18%)±	4.54	12-9-2026	150,000,000	150,000,000
FHLB (U.S. SOFR+0.19%)±	4.55	9-24-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.19%)±	4.55	10-29-2026	100,000,000	100,000,000
FHLB☼	4.70	2-6-2025	200,000,000	199,922,667
FHLB☼	4.76	2-10-2025	526,750,000	526,268,817
FHLB☼	4.83	2-11-2025	150,000,000	149,841,333
FHLB☼	4.87	2-18-2025	150,000,000	149,700,000
FHLB	4.88	7-15-2025	20,000,000	19,997,032
FHLB☼	4.91	3-17-2025	25,000,000	24,858,688
FHLB	5.00	2-28-2025	61,630,000	61,626,801
FHLB	5.01	2-24-2025	100,000,000	99,998,928
FHLB☼	5.02	5-16-2025	50,000,000	49,298,750
FHLB☼	5.05	4-24-2025	100,000,000	98,892,222
FHLB	5.13	3-14-2025	28,395,000	28,397,173
FHLB	5.13	5-13-2025	45,000,000	44,997,080
FHLB	5.13	5-23-2025	61,150,000	61,128,030
FHLB	5.13	5-30-2025	20,000,000	19,994,630
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FHLB	5.13%	6-10-2025	$10,000,000	$9,997,996
FHLB	5.31	5-12-2025	200,000,000	200,000,000
FHLMC (U.S. SOFR+0.10%)±	4.46	2-9-2026	100,000,000	100,000,000
FHLMC (U.S. SOFR+0.11%)±	4.47	3-5-2026	255,000,000	255,000,000
FHLMC (U.S. SOFR+0.11%)±	4.47	5-7-2026	300,000,000	300,000,000
FHLMC (U.S. SOFR+0.12%)±	4.48	4-2-2026	1,128,000,000	1,128,182,974
FHLMC (U.S. SOFR+0.14%)±	4.50	10-16-2026	141,000,000	141,000,000
FNMA	0.38	8-25-2025	25,000,000	24,469,926
FNMA	0.50	6-17-2025	171,523,000	168,706,234
FNMA	0.50	11-7-2025	25,000,000	24,286,114
FNMA (U.S. SOFR+0.10%)±	4.46	6-18-2026	50,000,000	49,994,527
FNMA (U.S. SOFR+0.12%)±	4.48	7-29-2026	149,000,000	149,004,789
FNMA (U.S. SOFR+0.14%)±	4.50	8-21-2026	329,000,000	329,000,000
FNMA (U.S. SOFR+0.14%)±	4.50	11-20-2026	182,900,000	182,900,103
FNMA (U.S. SOFR+0.14%)±	4.50	12-11-2026	478,000,000	478,000,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.50	6-20-2027	3,333,334	3,333,334
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.50	9-20-2027	9,821,428	9,821,428
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.50	3-15-2030	21,277,778	21,277,778
U.S. International Development Finance Corp. Series 2 (U.S. Treasury 3 Month Bill+0.00%)§±	4.50	9-20-2038	3,045,568	3,045,568
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.50	7-7-2040	47,857,850	47,857,850
U.S. International Development Finance Corp. Series 699- 2014-878-IG (U.S. Treasury 3 Month Bill+0.00%)§±	4.53	11-15-2025	1,389,474	1,389,474
U.S. International Development Finance Corp. Series 9 (U.S. Treasury 3 Month Bill+0.00%)§±	4.53	5-15-2030	13,736,000	13,736,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.53	10-15-2032	12,797,437	12,797,437
U.S. International Development Finance Corp. Series IV (U.S. Treasury 3 Month Bill+0.00%)§±	4.53	11-15-2033	14,495,728	14,495,728
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.53	6-15-2034	11,251,792	11,251,792
U.S. International Development Finance Corp. Series 3 (U.S. Treasury 3 Month Bill+0.00%)§±	4.55	12-15-2026	1,200,000	1,200,001
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.55	1-20-2027	22,666,666	22,666,666
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.55	1-20-2035	38,386,480	38,386,480
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.55	4-20-2035	29,385,720	29,385,720
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.55	11-20-2037	23,319,738	23,319,738
U.S. International Development Finance Corp. Series 277- 2012-197-IG (U.S. Treasury 3 Month Bill+0.00%)§±	4.57	7-9-2026	14,090,250	14,090,250
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.57%	1-15-2030	$7,547,169	$7,547,170
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.57	9-2-2031	50,872,250	50,872,250
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.57	9-30-2031	53,808,000	53,808,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.57	12-20-2031	42,325,582	42,325,582
Total government agency debt (Cost $24,140,389,320)				24,140,389,320
Municipal obligations: 0.04%
Colorado: 0.04%
Variable rate demand notes ø: 0.04%
Colorado HFA Series C2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	4.35	5-1-2052	29,370,000	29,370,000
Colorado HFA Series D2 Class I (Housing revenue, GNMA Insured, FHLB SPA)	4.35	5-1-2042	24,765,000	24,765,000
Total municipal obligations (Cost $54,135,000)				54,135,000
Other instruments: 0.31%
Variable rate demand notes ø: 0.31%
17th Street Rentals LLC	4.40	2-1-2061	18,200,000	18,200,000
2020 Sheu Family Exempt Trust	4.40	7-1-2041	9,175,000	9,175,000
Columbus Hotel Investment One LLC Series 2018	4.40	10-1-2048	6,535,000	6,535,000
Fortis Family Insurance LLC Series A	4.40	8-1-2070	10,345,000	10,345,000
Gillean Family Trust Series 2019	4.40	12-1-2039	6,140,000	6,140,000
Hacienda Senior Villas LP A California LP Series C	4.40	12-1-2058	20,575,000	20,575,000
Ken-Vin Life Co. LLC Series 2019	4.40	12-1-2059	19,645,000	19,645,000
L Ward Huntley Irrevocable Life Insurance Trust u/a Series 2021	4.40	4-1-2071	21,350,000	21,350,000
La Mesa Senior Living LP	4.40	8-1-2057	48,125,000	48,125,000
Legado Encino LLC Series A	4.40	12-1-2059	19,500,000	19,500,000
MBW Legacy Investments LLC Series 2024	4.40	7-1-2044	10,920,000	10,920,000
Mitchell Irrevocable Life Insurance Trust	4.40	9-1-2059	25,905,000	25,905,000
Morris Family Insurance Trust	4.40	10-1-2069	8,170,000	8,170,000
Our Family IV LLC	4.40	1-1-2044	13,785,000	13,785,000
Plaza Patria Court Ltd. a California LP Series B	4.40	12-1-2058	17,325,000	17,325,000
Renaissance 88 Co. LP	4.40	4-1-2062	19,000,000	19,000,000
Rock Hill SI LLC Series 2021	4.40	6-1-2061	35,700,000	35,700,000
Rohnert Park 668 LP Series A	4.40	6-1-2058	20,920,000	20,920,000
Southside Brookshore Associates LP Series A	4.40	9-1-2059	7,640,000	7,640,000
Thomas Bently Durant Irrevocable Life Insurance Trust Series 2024	4.40	3-1-2044	10,000,000	10,000,000
Vickie Bice Life Insurance Trust Series 2021	4.40	8-1-2046	6,550,000	6,550,000
VPM Linden Manor LP Series A	4.40	9-1-2060	15,200,000	15,200,000
VSL Property Holdings AB LLC	4.40	5-1-2054	17,400,000	17,400,000
Total other instruments (Cost $388,105,000)				388,105,000
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 46.07%
Australia & New Zealand Banking Group Ltd., dated 1-31-2025, maturity value $2,000,728,333(01)	4.37%	2-3-2025	$2,000,000,000	$2,000,000,000
Bank of America NA, dated 1-31-2025, maturity value $50,018,125(02)	4.35	2-3-2025	50,000,000	50,000,000
Bank of Montreal, dated 1-31-2025, maturity value $300,108,750(03)	4.35	2-3-2025	300,000,000	300,000,000
Barclays Bank PLC, dated 1-31-2025, maturity value $250,089,583(04)	4.30	2-3-2025	250,000,000	250,000,000
Barclays Bank PLC, dated 1-31-2025, maturity value $500,181,250(05)	4.35	2-3-2025	500,000,000	500,000,000
Barclays Bank PLC, dated 1-31-2025, maturity value $300,109,500(06)	4.38	2-3-2025	300,000,000	300,000,000
Canadian Imperial Bank of Commerce, dated 1-31-2025, maturity value $500,180,833(07)	4.34	2-3-2025	500,000,000	500,000,000
Canadian Imperial Bank of Commerce, dated 1-31-2025, maturity value $200,072,500(08)	4.35	2-3-2025	200,000,000	200,000,000
Citibank NA, dated 1-31-2025, maturity value $250,090,625(09)	4.35	2-3-2025	250,000,000	250,000,000
Citibank NA, dated 1-31-2025, maturity value $250,181,250(10)	4.35	2-6-2025	250,000,000	250,000,000
Citigroup Global Markets Holdings, Inc., dated 1-31-2025, maturity value $1,150,416,875(11)	4.35	2-3-2025	1,150,000,000	1,150,000,000
Daiwa Capital Markets America, Inc., dated 1-31-2025, maturity value $2,000,725,000(12)	4.35	2-3-2025	2,000,000,000	2,000,000,000
Deutsche Bank Securities, Inc., dated 1-31-2025, maturity value $1,621,436,207(13)	4.34	2-3-2025	1,620,850,000	1,620,850,000
Fixed Income Clearing Corp. - Barclays, dated 1-31-2025, maturity value $14,505,280,417(14)	4.37	2-3-2025	14,500,000,000	14,500,000,000
Fixed Income Clearing Corp. - BNP Paribas, dated 1-31-2025, maturity value $2,000,725,000(15)	4.35	2-3-2025	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp. - CIBC, dated 1-31-2025, maturity value $500,181,250(16)	4.35	2-3-2025	500,000,000	500,000,000
Fixed Income Clearing Corp. - Credit Agricole, dated 1-31-2025, maturity value $2,000,725,000(17)	4.35	2-3-2025	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp. - ING, dated 1-31-2025, maturity value $1,250,453,475(18)	4.35	2-3-2025	1,250,000,350	1,250,000,350
Fixed Income Clearing Corp. - Mizuho Bank, dated 1-31-2025, maturity value $2,951,069,375(19)	4.35	2-3-2025	2,950,000,000	2,950,000,000
Fixed Income Clearing Corp. - Standard Chartered Bank, dated 1-31-2025, maturity value $1,009,761,683(20)	4.35	2-3-2025	1,009,395,777	1,009,395,777
Fixed Income Clearing Corp. - State Street Bank & Trust Co., dated 1-31-2025, maturity value $2,000,725,000(21)	4.35	2-3-2025	2,000,000,000	2,000,000,000
Goldman Sachs & Co. LLC, dated 1-31-2025, maturity value $469,317,300(22)	3.00	2-3-2025	469,200,000	469,200,000
Goldman Sachs & Co. LLC, dated 1-31-2025, maturity value $900,262,500(23)	3.50	2-3-2025	900,000,000	900,000,000
Goldman Sachs & Co. LLC, dated 1-31-2025, maturity value $100,035,000(24)	4.20	2-3-2025	100,000,000	100,000,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
ING Financial Markets LLC, dated 1-31-2025, maturity value $300,108,750(25)	4.35%	2-3-2025	$300,000,000	$300,000,000
JP Morgan Securities LLC, dated 1-31-2025, maturity value $50,018,125(26)	4.35	2-3-2025	50,000,000	50,000,000
JP Morgan Securities LLC, dated 8-20-2024, maturity value $3,060,955,000 (U.S. SOFR+0.02%)±(27)	4.38	2-3-2025	3,000,000,000	3,000,000,000
JP Morgan Securities LLC, dated 8-20-2024, maturity value $2,040,729,444 (U.S. SOFR+0.03%)±(28)	4.39	2-3-2025	2,000,000,000	2,000,000,000
MUFG Securities Americas, dated 1-31-2025, maturity value $200,072,167(29)	4.33	2-3-2025	200,000,000	200,000,000
MUFG Securities Americas, dated 1-31-2025, maturity value $600,216,500(30)	4.33	2-3-2025	600,000,000	600,000,000
MUFG Securities Americas, dated 1-28-2025, maturity value $750,542,500(31)	4.34	2-3-2025	750,000,000	750,000,000
MUFG Securities Canada Ltd., dated 1-31-2025, maturity value $1,500,543,750(32)	4.35	2-3-2025	1,500,000,000	1,500,000,000
MUFG Securities Canada Ltd., dated 1-30-2025, maturity value $2,008,497,222(33)	4.37	3-6-2025	2,000,000,000	2,000,000,000
MUFG Securities EMEA PLC, dated 1-31-2025, maturity value $1,636,593,050(34)	4.35	2-3-2025	1,636,000,000	1,636,000,000
Nomura Securities International, dated 1-31-2025, maturity value $3,001,087,500(35)	4.35	2-3-2025	3,000,000,000	3,000,000,000
RBC Dominion, dated 1-31-2025, maturity value $500,179,167(36)	4.30	2-3-2025	500,000,000	500,000,000
Societe Generale, dated 1-21-2025, maturity value $401,488,000(37)	4.32	2-21-2025	400,000,000	400,000,000
Standard Chartered Bank, dated 1-31-2025, maturity value $50,018,125(38)	4.35	2-3-2025	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp., dated 1-22-2025, maturity value $87,334,992(39)	4.35	2-5-2025	87,187,500	87,187,500
Sumitomo Mitsui Banking Corp., dated 2-5-2025, maturity value $89,162,174%%(40)	4.36	2-19-2025	89,011,250	89,011,250
Sumitomo Mitsui Banking Corp., dated 1-28-2025, maturity value $471,370,658(41)	4.41	4-25-2025	466,400,000	466,400,000
TD Securities USA LLC, dated 1-31-2025, maturity value $400,145,000(42)	4.35	2-3-2025	400,000,000	400,000,000
Wells Fargo Securities, dated 1-7-2025, maturity value $1,003,616,667(43)	4.34	2-6-2025	1,000,000,000	1,000,000,000
Wells Fargo Securities, dated 1-31-2025, maturity value $1,050,380,625(44)	4.35	2-3-2025	1,050,000,000	1,050,000,000
Wells Fargo Securities, dated 1-3-2025, maturity value $503,625,000(45)	4.35	3-4-2025	500,000,000	500,000,000
Wells Fargo Securities, dated 1-22-2025, maturity value $503,806,250(46)	4.35	3-26-2025	500,000,000	500,000,000
Total repurchase agreements (Cost $57,128,044,877)				57,128,044,877
U.S. Treasury securities: 34.76%
U.S. Treasury Bills☼	4.00	10-2-2025	220,000,000	214,214,139
U.S. Treasury Bills☼	4.01	10-2-2025	350,000,000	340,612,448
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	4.01%	10-2-2025	$260,000,000	$253,221,005
U.S. Treasury Bills%%☼	4.10	6-3-2025	300,000,000	295,851,858
U.S. Treasury Bills%%☼	4.11	6-3-2025	300,000,000	295,849,875
U.S. Treasury Bills☼	4.15	10-30-2025	260,000,000	252,040,364
U.S. Treasury Bills☼	4.15	10-30-2025	150,000,000	145,429,242
U.S. Treasury Bills☼	4.18	7-10-2025	810,000,000	795,435,502
U.S. Treasury Bills☼	4.18	11-28-2025	190,000,000	183,506,414
U.S. Treasury Bills☼	4.18	11-28-2025	125,000,000	120,748,223
U.S. Treasury Bills☼	4.19	7-31-2025	360,000,000	352,636,140
U.S. Treasury Bills☼	4.20	7-3-2025	500,000,000	491,375,000
U.S. Treasury Bills☼	4.22	7-17-2025	620,000,000	608,241,838
U.S. Treasury Bills☼	4.23	6-20-2025	150,000,000	147,620,196
U.S. Treasury Bills☼	4.23	6-20-2025	300,000,000	295,236,396
U.S. Treasury Bills☼	4.23	6-20-2025	300,000,000	295,235,825
U.S. Treasury Bills☼	4.23	6-26-2025	520,000,000	511,380,437
U.S. Treasury Bills☼	4.23	7-24-2025	500,000,000	490,102,188
U.S. Treasury Bills☼	4.25	5-6-2025	650,000,000	643,036,622
U.S. Treasury Bills☼	4.25	5-13-2025	850,000,000	840,210,550
U.S. Treasury Bills☼	4.26	5-20-2025	680,000,000	671,580,066
U.S. Treasury Bills☼	4.26	5-20-2025	110,000,000	108,638,047
U.S. Treasury Bills☼	4.27	5-27-2025	830,000,000	819,038,294
U.S. Treasury Bills☼	4.28	4-22-2025	1,030,000,000	1,020,582,367
U.S. Treasury Bills☼	4.29	4-15-2025	500,000,000	495,832,694
U.S. Treasury Bills☼	4.29	4-15-2025	450,000,000	446,239,840
U.S. Treasury Bills☼	4.29	4-29-2025	650,000,000	643,503,521
U.S. Treasury Bills☼	4.30	4-3-2025	470,000,000	466,736,140
U.S. Treasury Bills☼	4.32	5-8-2025	360,000,000	355,995,600
U.S. Treasury Bills☼	4.33	4-17-2025	190,000,000	188,353,901
U.S. Treasury Bills☼	4.33	6-5-2025	520,000,000	512,481,140
U.S. Treasury Bills☼	4.33	6-12-2025	110,000,000	108,344,500
U.S. Treasury Bills☼	4.33	6-12-2025	635,000,000	625,262,812
U.S. Treasury Bills☼	4.35	3-27-2025	300,000,000	298,142,733
U.S. Treasury Bills☼	4.35	3-27-2025	300,000,000	298,141,000
U.S. Treasury Bills☼	4.37	4-8-2025	760,000,000	754,172,391
U.S. Treasury Bills☼	4.37	4-24-2025	100,000,000	99,041,556
U.S. Treasury Bills☼	4.38	4-10-2025	260,000,000	257,940,800
U.S. Treasury Bills☼	4.38	4-10-2025	260,000,000	257,939,370
U.S. Treasury Bills☼	4.38	5-22-2025	160,000,000	157,928,800
U.S. Treasury Bills☼	4.38	5-22-2025	360,000,000	355,336,560
U.S. Treasury Bills☼	4.39	3-20-2025	840,000,000	835,451,813
U.S. Treasury Bills☼	4.39	5-29-2025	290,000,000	285,995,221
U.S. Treasury Bills☼	4.39	5-29-2025	150,000,000	147,920,417
U.S. Treasury Bills☼	4.40	5-1-2025	330,000,000	326,536,458
U.S. Treasury Bills☼	4.42	3-4-2025	530,000,000	528,153,827
U.S. Treasury Bills☼	4.42	3-4-2025	250,000,000	249,108,653
U.S. Treasury Bills☼	4.44	4-1-2025	500,000,000	496,539,625
U.S. Treasury Bills☼	4.44	4-1-2025	210,000,000	208,540,325
U.S. Treasury Bills☼	4.44	4-1-2025	140,000,000	139,030,763
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	4.45%	3-18-2025	$375,000,000	$373,034,244
U.S. Treasury Bills☼	4.45	3-18-2025	225,000,000	223,822,875
U.S. Treasury Bills☼	4.45	3-25-2025	120,000,000	119,270,000
U.S. Treasury Bills☼	4.45	3-25-2025	480,000,000	477,075,000
U.S. Treasury Bills☼	4.46	2-4-2025	1,010,000,000	1,009,876,838
U.S. Treasury Bills☼	4.46	2-4-2025	510,000,000	509,937,298
U.S. Treasury Bills☼	4.47	3-11-2025	300,000,000	298,680,600
U.S. Treasury Bills☼	4.47	3-11-2025	300,000,000	298,677,000
U.S. Treasury Bills☼	4.49	2-18-2025	275,000,000	274,493,885
U.S. Treasury Bills☼	4.49	2-18-2025	275,000,000	274,492,281
U.S. Treasury Bills☼	4.50	2-11-2025	550,000,000	549,457,303
U.S. Treasury Bills☼	4.50	3-13-2025	445,000,000	442,892,414
U.S. Treasury Bills☼	4.50	3-13-2025	595,000,000	592,240,055
U.S. Treasury Bills☼	4.51	2-25-2025	500,000,000	498,640,889
U.S. Treasury Bills☼	4.52	2-6-2025	1,510,000,000	1,509,438,404
U.S. Treasury Bills☼	4.52	5-15-2025	655,000,000	646,715,896
U.S. Treasury Bills☼	4.52	5-15-2025	215,000,000	212,396,023
U.S. Treasury Bills☼	4.62	3-6-2025	1,100,000,000	1,095,685,500
U.S. Treasury Bills☼	4.66	2-27-2025	580,000,000	578,238,707
U.S. Treasury Bills☼	4.66	2-27-2025	300,000,000	299,062,900
U.S. Treasury Bills☼	4.68	2-20-2025	410,000,000	409,093,523
U.S. Treasury Bills☼	4.68	2-20-2025	670,000,000	668,552,209
U.S. Treasury Bills☼	4.76	2-13-2025	390,000,000	389,504,654
U.S. Treasury Bills☼	4.76	2-13-2025	450,000,000	449,401,035
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±	4.39	4-30-2026	300,000,000	299,973,245
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.41	4-30-2025	592,000,000	592,004,087
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.41	10-31-2025	950,000,000	949,649,224
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±	4.49	1-31-2026	730,000,000	730,240,004
U.S. Treasury Notes	0.25	6-30-2025	120,000,000	117,726,274
U.S. Treasury Notes##	0.25	9-30-2025	1,565,000,000	1,524,672,449
U.S. Treasury Notes	0.25	10-31-2025	560,000,000	543,676,084
U.S. Treasury Notes	0.38	4-30-2025	395,000,000	391,234,741
U.S. Treasury Notes	0.38	12-31-2025	745,000,000	719,438,501
U.S. Treasury Notes	0.50	3-31-2025	310,000,000	307,936,656
U.S. Treasury Notes	2.00	8-15-2025	140,000,000	138,339,456
U.S. Treasury Notes	2.13	5-15-2025	466,000,000	462,154,457
U.S. Treasury Notes	2.63	3-31-2025	110,000,000	109,608,313
U.S. Treasury Notes	2.63	4-15-2025	130,000,000	129,420,566
U.S. Treasury Notes	2.63	12-31-2025	160,000,000	157,743,182
U.S. Treasury Notes	2.75	2-28-2025	120,000,000	119,839,001
U.S. Treasury Notes	2.75	5-15-2025	380,000,000	377,539,186
U.S. Treasury Notes	2.75	6-30-2025	70,000,000	69,360,088
U.S. Treasury Notes	3.00	7-15-2025	70,000,000	69,364,748
U.S. Treasury Notes	3.00	10-31-2025	205,000,000	203,095,970
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Portfolio of investments—January 31, 2025

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes		3.13%	8-15-2025	$200,000,000	$198,818,473
U.S. Treasury Notes		3.50	9-15-2025	130,000,000	129,388,946
U.S. Treasury Notes		3.88	4-30-2025	140,000,000	139,631,669
U.S. Treasury Notes		3.88	1-15-2026	140,000,000	139,493,215
U.S. Treasury Notes		4.00	12-15-2025	300,000,000	299,226,723
U.S. Treasury Notes		4.25	12-31-2025	720,000,000	719,671,485
U.S. Treasury Notes		4.63	6-30-2025	110,000,000	109,787,165
U.S. Treasury Notes		4.88	11-30-2025	100,000,000	100,448,431
U.S. Treasury Notes		5.00	9-30-2025	260,000,000	261,183,675
U.S. Treasury Notes		5.00	10-31-2025	1,065,000,000	1,070,183,365
Total U.S. treasury securities (Cost $43,112,022,408)					43,112,022,408
Total investments in securities (Cost $124,822,696,605)	100.65%				124,822,696,605
Other assets and liabilities, net	(0.65)				(805,344,820)
Total net assets	100.00%				$124,017,351,785

The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Portfolio of investments—January 31, 2025

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
☼	Zero coupon security. The rate represents the current yield to maturity.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:
(01) U.S. government securities, 0.75% to 4.63%, 2-28-2025 to 5-15-2054, fair value including accrued interest is $2,032,815,405.
(02) U.S. government securities, 2.00% to 3.00%, 9-1-2046 to 9-1-2051, fair value including accrued interest is $51,500,000.
(03) U.S. government securities, 2.00% to 7.00%, 11-1-2031 to 2-1-2055, fair value including accrued interest is $309,000,001.
(04) U.S. government securities, 0.00% to 2.13%, 8-15-2025 to 2-15-2044, fair value including accrued interest is $255,000,009.
(05) U.S. government securities, 0.00% to 4.13%, 1-15-2026 to 2-15-2054, fair value including accrued interest is $510,000,049.
(06) U.S. government securities, 0.00% to 5.99%, 5-15-2030 to 11-1-2041, fair value including accrued interest is $306,000,847.
(07) U.S. government securities, 0.00% to 5.00%, 3-6-2025 to 11-15-2053, fair value including accrued interest is $510,000,000.
(08) U.S. government securities, 0.00% to 7.50%, 11-15-2026 to 8-20-2064, fair value including accrued interest is $205,553,204.
(09) U.S. government securities, 0.00% to 9.00%, 3-20-2025 to 9-15-2064, fair value including accrued interest is $257,497,609.
(10) U.S. government securities, 0.00% to 10.00%, 2-25-2025 to 3-20-2074, fair value including accrued interest is $257,499,705.
(11) U.S. government securities, 2.00% to 7.00%, 2-1-2036 to 1-1-2055, fair value including accrued interest is $1,184,500,000.
(12) U.S. government securities, 0.00% to 8.00%, 7-31-2025 to 1-20-2055, fair value including accrued interest is $2,056,711,564.
(13) U.S. government securities, 0.00% to 4.50%, 2-15-2025 to 11-15-2034, fair value including accrued interest is $1,653,267,026.
(14) U.S. government securities, 0.00% to 7.63%, 2-6-2025 to 11-15-2034, fair value including accrued interest is $14,790,000,144.
(15) U.S. government securities, 0.00% to 6.88%, 3-15-2025 to 8-15-2051, fair value including accrued interest is $2,040,000,002.
(16) U.S. government securities, 3.63% to 4.25%, 3-15-2027 to 8-31-2029, fair value including accrued interest is $510,000,000.
(17) U.S. government securities, 0.75% to 4.63%, 4-30-2026 to 5-15-2054, fair value including accrued interest is $2,039,996,518.
(18) U.S. government securities, 0.00%, 3-13-2025 to 1-22-2026, fair value is $1,275,000,357.
(19) U.S. government securities, 0.00% to 8.00%, 3-11-2025 to 2-1-2055, fair value including accrued interest is $3,035,269,872.
(20) U.S. government securities, 1.13% to 4.63%, 8-31-2028 to 4-30-2030, fair value including accrued interest is $1,030,012,172.
(21) U.S. government securities, 0.00% to 8.00%, 3-6-2025 to 11-1-2061, fair value including accrued interest is $2,057,702,249.
(22) U.S. government securities, 0.00% to 4.88%, 2-15-2025 to 5-15-2054, fair value including accrued interest is $478,584,004.
(23) U.S. government securities, 0.00% to 6.63%, 8-31-2025 to 5-15-2037, fair value including accrued interest is $918,000,000.
(24) U.S. government securities, 1.50% to 6.50%, 9-1-2028 to 6-20-2064, fair value including accrued interest is $103,000,001.
(25) U.S. government securities, 3.00% to 5.50%, 1-1-2051 to 4-1-2054, fair value including accrued interest is $309,000,000.
(26) U.S. government securities, 0.00% to 7.50%, 2-7-2025 to 9-15-2065, fair value including accrued interest is $51,406,989.
(27) U.S. government securities, 0.00% to 4.75%, 10-15-2025 to 11-15-2053, fair value including accrued interest is $3,060,000,076.
(28) U.S. government securities, 0.00% to 7.50%, 2-10-2025 to 5-15-2065, fair value including accrued interest is $2,055,620,022.
(29) U.S. government securities, 0.00% to 4.41%, 4-15-2025 to 11-30-2031, fair value including accrued interest is $204,000,007.
(30) U.S. government securities, 0.25% to 7.00%, 2-15-2025 to 9-20-2054, fair value including accrued interest is $616,202,951.
(31) U.S. government securities, 1.50% to 7.50%, 4-1-2025 to 11-1-2054, fair value including accrued interest is $772,500,000.
(32) U.S. government securities, 0.00% to 7.12%, 4-15-2025 to 8-15-2064, fair value including accrued interest is $1,542,813,085.
(33) U.S. government securities, 0.00% to 8.00%, 4-22-2025 to 11-15-2059, fair value including accrued interest is $2,057,239,278.
(34) U.S. government securities, 0.00% to 4.88%, 4-8-2025 to 5-15-2050, fair value including accrued interest is $1,668,720,000.
(35) U.S. government securities, 0.00% to 7.36%, 3-3-2025 to 4-1-2056, fair value including accrued interest is $3,060,002,768.
(36) U.S. government securities, 0.00% to 4.25%, 1-31-2027 to 11-15-2047, fair value including accrued interest is $510,000,000.
(37) U.S. government securities, 1.38% to 4.38%, 2-15-2038 to 2-15-2052, fair value including accrued interest is $408,000,061.
(38) U.S. government securities, 0.25% to 7.50%, 4-30-2026 to 12-1-2062, fair value including accrued interest is $51,495,512.
(39) U.S. government securities, 1.63% to 2.88%, 5-15-2049 to 11-15-2050, fair value including accrued interest is $89,095,454.
(40) U.S. government securities, 1.63% to 2.88%, 5-15-2049 to 11-15-2050, fair value including accrued interest is $90,826,080.
(41) U.S. government securities, 3.00% to 4.50%, 6-20-2046 to 5-20-2053, fair value including accrued interest is $480,503,436.
(42) U.S. government securities, 1.50% to 6.50%, 8-1-2049 to 9-1-2054, fair value including accrued interest is $412,000,001.
(43) U.S. government securities, 1.50% to 7.50%, 9-1-2025 to 1-1-2059, fair value including accrued interest is $1,030,000,000.
(44) U.S. government securities, 1.50% to 8.50%, 4-20-2026 to 1-20-2055, fair value including accrued interest is $1,081,500,000.
(45) U.S. government securities, 1.50% to 7.00%, 9-1-2025 to 1-1-2055, fair value including accrued interest is $515,000,000.
(46) U.S. government securities, 1.50% to 7.00%, 7-1-2025 to 1-1-2059, fair value including accrued interest is $515,000,000.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Statement of assets and liabilities—January 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$67,694,651,728
Investments in repurchase agreements, at amortized cost	57,128,044,877
Cash	36,065
Receivable for interest	209,488,280
Receivable for Fund shares sold	5,741,103
Prepaid expenses and other assets	192,381
Total assets	125,038,154,434
Liabilities
Payable for when-issued transactions	744,688,965
Dividends payable	244,731,193
Management fee payable	11,619,287
Payable for Fund shares redeemed	10,036,918
Administration fees payable	6,044,825
Shareholder servicing fees payable	1,006,064
Distribution fee payable	94,985
Accrued expenses and other liabilities	2,580,412
Total liabilities	1,020,802,649
Total net assets	$124,017,351,785
Net assets consist of
Paid-in capital	$124,023,897,045
Total distributable loss	(6,545,260)
Total net assets	$124,017,351,785
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Statement of assets and liabilities—January 31, 2025
Statement of assets and liabilities
Computation of net asset value per share
Net assets–Class A	$828,114,722
Shares outstanding–Class A1	828,137,718
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$4,987,150,158
Shares outstanding–Administrator Class[1]	4,987,273,384
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$34,329,916,040
Shares outstanding–Institutional Class[1]	34,330,770,865
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$337,098,757
Shares outstanding–Roberts & Ryan Class[1]	337,104,696
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$81,528,264,932
Shares outstanding–Select Class[1]	81,530,868,798
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$895,697,412
Shares outstanding–Service Class[1]	895,726,437
Net asset value per share–Service Class	$1.00
Net assets–Sweep Class	$997,189,545
Shares outstanding–Sweep Class[1]	997,216,350
Net asset value per share–Sweep Class	$1.00
Net assets–Tribal Inclusion Class	$113,920,219
Shares outstanding–Tribal Inclusion Class[1]	113,923,396
Net asset value per share–Tribal Inclusion Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Statement of operations—year ended January 31, 2025
Statement of operations
Investment income
Interest	$6,071,113,165
Expenses
Management fee	149,213,907
Administration fees
Class A	1,587,746
Administrator Class	3,823,034
Institutional Class	24,192,548
Roberts & Ryan Class	197,673
Select Class	32,433,871
Service Class	1,220,464
Sweep Class	282,624
Tribal Inclusion Class	73,049
Shareholder servicing fees
Class A	1,984,683
Administrator Class	3,823,034
Service Class	2,542,633
Sweep Class	2,355,202
Distribution fee
Sweep Class	942,081
Custody and accounting fees	4,198,756
Professional fees	209,615
Registration fees	620,797
Shareholder report expenses	172,170
Trustees’ fees and expenses	120,151
Other fees and expenses	529,437
Total expenses	230,523,475
Less: Fee waivers and/or expense reimbursements
Class A	(20,269)
Administrator Class	(10,371)
Institutional Class	(3,363,213)
Roberts & Ryan Class	(26,585)
Select Class	(25,250,633)
Service Class	(2,096)
Sweep Class	(104,504)
Tribal Inclusion Class	(37,965)
Net expenses	201,707,839
Net investment income	5,869,405,326
Net realized gains on investments	3,118,270
Net increase in net assets resulting from operations	$5,872,523,596
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2025		Year ended January 31, 2024
Operations
Net investment income		$5,869,405,326		$5,295,456,694
Net realized gains (losses) on investments		3,118,270		(6,814,123)
Net increase in net assets resulting from operations		5,872,523,596		5,288,642,571
Distributions to shareholders from
Net investment income and net realized gains
Class A		(36,194,484)		(17,382,936)
Administrator Class		(183,316,589)		(154,958,609)
Institutional Class		(1,491,068,340)		(1,455,767,244)
Roberts & Ryan Class		(11,967,229)		(1,452)[1]
Select Class		(4,049,865,306)		(3,564,765,933)
Service Class		(47,399,935)		(62,258,699)
Sweep Class		(43,526,728)		(39,188,966)
Tribal Inclusion Class		(6,073,608)		(1,280,052)[2]
Total distributions to shareholders		(5,869,412,219)		(5,295,603,891)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	549,909,180	549,909,180	101,965,372	101,965,372
Administrator Class	19,661,118,625	19,661,118,625	17,885,794,054	17,885,794,054
Institutional Class	102,826,422,213	102,826,422,213	105,036,303,037	105,036,303,037
Roberts & Ryan Class	2,999,265,063	2,999,265,063	100,000 [1]	100,000 [1]
Select Class	888,472,015,650	888,472,015,650	692,253,012,201	692,253,012,201
Service Class	3,198,514,413	3,198,514,413	19,299,991,400	19,299,991,400
Sweep Class	7,587,319,823	7,587,319,823	5,881,976,608	5,881,976,608
Tribal Inclusion Class	230	230	118,396,227 [2]	118,396,227 [2]
		1,025,294,565,197		840,577,538,899
Reinvestment of distributions
Class A	35,750,185	35,750,185	17,338,107	17,338,107
Administrator Class	51,219,860	51,219,860	50,690,456	50,690,456
Institutional Class	535,043,442	535,043,442	505,644,683	505,644,683
Roberts & Ryan Class	5,135	5,135	1,452 [1]	1,452 [1]
Select Class	2,330,503,078	2,330,503,078	1,997,928,846	1,997,928,845
Service Class	5,632,983	5,632,983	5,956,535	5,956,535
Sweep Class	43,311,303	43,311,303	39,188,966	39,188,966
Tribal Inclusion Class	6,046,887	6,046,887	1,280,052 [2]	1,280,052 [2]
		3,007,512,873		2,618,029,096
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
2 For the period from November 3, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2025		Year ended January 31, 2024
	Shares		Shares
Payment for shares redeemed
Class A	(161,947,847)	$(161,947,847)	(71,118,280)	$(71,118,280)
Administrator Class	(18,944,825,908)	(18,944,825,908)	(17,344,746,441)	(17,344,746,441)
Institutional Class	(98,853,363,006)	(98,853,363,006)	(105,553,104,129)	(105,553,104,129)
Roberts & Ryan Class	(2,662,266,954)	(2,662,266,954)	0 [1]	0 [1]
Select Class	(890,430,961,389)	(890,430,961,389)	(669,525,126,773)	(669,525,126,773)
Service Class	(3,481,550,190)	(3,481,550,190)	(19,633,332,226)	(19,633,332,226)
Sweep Class	(7,446,489,470)	(7,446,489,470)	(6,153,160,999)	(6,153,160,999)
Tribal Inclusion Class	(11,800,000)	(11,800,000)	0 [2]	0 [2]
		(1,021,993,204,764)		(818,280,588,848)
Net asset value of shares issued in acquisition
Institutional Class	299,770,035	299,760,308	0	0
Select Class	316,287,366	316,295,828	0	0
Service Class	81,056,477	81,055,064	0	0
		697,111,200		0
Net increase in net assets resulting from capital share transactions		7,005,984,506		24,914,979,147
Total increase in net assets		7,009,095,883		24,908,017,827
Net assets
Beginning of period		117,008,255,902		92,100,238,075
End of period		$124,017,351,785		$117,008,255,902
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
2 For the period from November 3, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.67%	4.68%	1.50%	0.01%	0.13%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.59%	0.61%	0.60%	0.60%
Net expenses	0.58%	0.59%	0.48%*	0.07%*	0.28%*
Net investment income	4.56%	4.59%	1.55%	0.01%	0.13%
Supplemental data
Net assets, end of period (000s omitted)	$828,115	$404,404	$356,236	$316,459	$306,864

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.12%
Year ended January 31, 2022	0.53%
Year ended January 31, 2021	0.32%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
18 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.92%	4.94%	1.71%	0.01%	0.17%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.33%	0.34%	0.33%	0.33%
Net expenses	0.33%	0.33%	0.28%*	0.07%*	0.22%*
Net investment income	4.80%	4.87%	1.63%	0.01%	0.14%
Supplemental data
Net assets, end of period (000s omitted)	$4,987,150	$4,219,599	$3,628,015	$5,027,252	$4,540,262

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.27%
Year ended January 31, 2021	0.11%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.06%	5.08%	1.82%	0.01%	0.22%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%	0.22%	0.21%	0.21%
Net expenses	0.20%	0.20%	0.17%*	0.07%*	0.18%*
Net investment income	4.93%	4.97%	1.66%	0.01%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$34,329,916	$29,521,342	$29,533,412	$40,078,395	$42,883,663

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.13%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
20 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Roberts & Ryan Class	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.01
Distributions to shareholders from
Net investment income	(0.05)	(0.01)
Net realized gains	0.00	(0.00)[3]
Total distributions to shareholders	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00
Total return[4]	5.06%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%
Net expenses	0.20%	0.20%
Net investment income	4.84%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$337,099	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 21

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Select Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.12%	5.15%	1.89%	0.03%	0.26%
Ratios to average net assets (annualized)
Gross expenses	0.17%	0.17%	0.18%	0.17%	0.17%
Net expenses	0.14%	0.14%	0.11%*	0.05%*	0.14%
Net investment income	4.99%	5.07%	1.73%	0.03%	0.19%
Supplemental data
Net assets, end of period (000s omitted)	$81,528,265	$80,838,095	$56,118,082	$85,197,344	$95,165,936

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.09%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
22 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.75%	4.77%	1.58%	0.01%	0.14%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.51%	0.50%	0.50%
Net expenses	0.50%	0.50%	0.40%*	0.07%*	0.25%*
Net investment income	4.66%	4.65%	1.47%	0.01%	0.13%
Supplemental data
Net assets, end of period (000s omitted)	$895,697	$1,092,008	$1,419,439	$1,873,382	$1,862,889

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.43%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 23

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Sweep Class	2025	2024	2023	2022	2021[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [2]	0.05 [2]	0.02	0.00 [3]	0.00 [3]
Net realized gains (losses) on investments	0.00 [3]	(0.00)[4]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.05	0.02	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	4.75%	4.77%	1.58%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.52%	0.51%	0.56%
Net expenses	0.50%	0.50%	0.41%*	0.06%*	0.13%*
Net investment income	4.62%	4.63%	1.54%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$997,190	$813,036	$1,045,053	$1,101,824	$1,465

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.09%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.37%

[1]	For the period from July 31, 2020 (commencement of class operations) to January 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Amount is more than $(0.005).
[5]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Tribal Inclusion Class	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.01
Distributions to shareholders from
Net investment income	(0.05)	(0.01)
Net realized gains	0.00	(0.00)[3]
Total distributions to shareholders	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00
Total return[4]	5.10%	1.26%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%
Net expenses	0.16%	0.16%
Net investment income	4.99%	5.26%
Supplemental data
Net assets, end of period (000s omitted)	$113,920	$119,670

[1]	For the period from November 3, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 25

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
26 | Government Money Market Funds

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of assets and liabilities:
Paid-in capital	Total distributable loss
$176,972	$(176,972)
As of January 31, 2025, the Fund had capital loss carryforwards which consist of $6,343,485 in short-term capital losses and $124,423 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Government Money Market Funds | 27

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Government agency debt	$0	$24,140,389,320	$0	$24,140,389,320
Municipal obligations	0	54,135,000	0	54,135,000
Other instruments	0	388,105,000	0	388,105,000
Repurchase agreements	0	57,128,044,877	0	57,128,044,877
U.S. Treasury securities	0	43,112,022,408	0	43,112,022,408
Total assets	$0	$124,822,696,605	$0	$124,822,696,605
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2025, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03
Tribal Inclusion Class	0.06
28 | Government Money Market Funds

Notes to financial statements
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.50
Sweep Class	0.50
Tribal Inclusion Class	0.16
Distribution fee
The Trust has adopted a distribution plan for Sweep Class shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.10% of the average daily net assets of Sweep Class shares. Such fees are generally paid on a monthly basis.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended January 31, 2025.
5.
ACQUISITION
After the close of business on August 16, 2024, the Fund acquired the net assets of Allspring Heritage Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Institutional Class, Administrator Class, Service Class and Select Class shares of Allspring Heritage Money Market Fund received Institutional Class, Administrator Class, Service Class and Select Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Heritage Money Market Fund for 697,113,878 shares of the Fund valued at $697,111,200 at an exchange ratio of 1.00, 1.00, 1.00 and 1.00 for Institutional Class, Administrator Class, Service Class and Select Class shares, respectively. The investment portfolio of Allspring Heritage Money Market Fund with a fair value of $698,800,000, identified cost of $698,800,000 and unrealized gains (losses) of $0 at August 16, 2024 was the principal assets acquired by the Fund. The aggregate net assets of Allspring Heritage Money Market Fund and the Fund immediately prior to the acquisition were $697,111,200 and $116,905,716,247, respectively. The aggregate net assets of the Fund immediately after the acquisition were $117,602,827,447. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Heritage Money Market Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed February 1, 2024, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended January 31, 2025 would have been as follows:
Net investment income	$5,950,828,690
Net realized and unrealized gains (losses) on investments	3,103,213
Net increase in net assets resulting from operations	$5,953,931,903
Government Money Market Funds | 29

Notes to financial statements
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Heritage Money Market Fund that have been included in the Fund’s Statement of operations since August 17, 2024.
6.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended January 31
	2025	2024
Ordinary income	$5,869,412,219	$5,295,454,196
Long-term capital gain	0	149,695
As of January 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Capital loss carryforward
$244,846,298	$(6,467,908)
7.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
30 | Government Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Government Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 27, 2025
Government Money Market Funds | 31

Other information (unaudited)
Other information
Tax information
For the fiscal year ended January 31, 2025, $5,862,066,448 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2025, 50% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

32 | Government Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Government Money Market Funds | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0450 01-25

Retail Money Market Funds

Allspring Money Market Fund
Long Form Financial Statements
Annual Report
January 31, 2025

Retail Money Market Funds | 1

Portfolio of investments—January 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 22.83%
ABN AMRO Bank NV	4.33%	2-3-2025	$325,000,000	$325,000,000
Australia & New Zealand Banking Group Ltd.##	4.33	2-3-2025	500,000,000	500,000,000
Banco Santander SA (U.S. SOFR+0.37%)±	4.72	5-2-2025	150,000,000	150,000,000
Banco Santander SA	5.44	4-1-2025	75,000,000	75,000,000
Bank of America NA	4.58	7-10-2025	100,000,000	100,000,000
Bank of America NA±±	4.69	5-9-2025	150,000,000	150,000,000
Bank of America NA	5.16	4-29-2025	75,000,000	75,000,000
Bank of Montreal	4.54	12-17-2025	80,000,000	80,000,000
Bank of Montreal (U.S. SOFR+0.34%)±	4.70	6-16-2025	150,000,000	150,000,000
Bank of Montreal (U.S. SOFR+0.35%)±	4.71	8-29-2025	100,000,000	100,000,000
Bank of Nova Scotia (U.S. SOFR+0.30%)±%%	0.00	2-10-2026	100,000,000	100,000,000
Bank of Nova Scotia (U.S. SOFR+0.29%)±	4.65	2-18-2025	125,000,000	125,000,000
Bank of Nova Scotia (U.S. SOFR+0.34%)±	4.70	6-4-2025	100,000,000	100,000,000
BNP Paribas SA±±	4.63	8-8-2025	100,000,000	100,000,000
BNP Paribas SA	5.00	3-17-2025	125,000,000	125,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.30%)±%%	0.00	2-9-2026	80,000,000	80,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.33%)±	4.69	5-9-2025	100,000,000	100,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.34%)±	4.70	9-26-2025	150,000,000	150,000,000
Citibank NA (U.S. SOFR+0.26%)±	4.61	12-18-2025	75,000,000	75,000,000
Citibank NA (U.S. SOFR+0.29%)±	4.65	2-24-2026	100,000,000	100,000,000
Citibank NA (U.S. SOFR+0.35%)±	4.70	10-29-2025	150,000,000	150,000,000
Commonwealth Bank of Australia±±	4.65	2-7-2025	125,000,000	125,000,000
Cooperatieve Rabobank UA (U.S. SOFR+0.24%)±	4.60	9-8-2025	100,000,000	100,000,000
Cooperatieve Rabobank UA	5.17	6-17-2025	75,000,000	75,000,000
Cooperatieve Rabobank UA	5.23	6-12-2025	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank SA	4.59	8-8-2025	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank SA	5.25	4-17-2025	40,000,000	39,999,761
Credit Industriel et Commercial	4.53	10-7-2025	100,000,000	100,000,000
Credit Industriel et Commercial	5.48	2-10-2025	75,000,000	75,000,000
Credit Industriel et Commercial	5.60	4-29-2025	100,000,000	100,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank	4.60	5-20-2025	104,950,000	104,950,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank	5.15	4-29-2025	100,000,000	100,000,000
Erste Group Bank AG	4.34	2-7-2025	325,000,000	325,000,000
HSBC Bank USA NA±±	4.63	6-25-2025	150,000,000	150,000,000
HSBC Bank USA NA±±	4.66	7-24-2025	75,000,000	75,000,000
HSBC Bank USA NA±±	4.75	10-20-2025	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.32%)±	4.67	3-6-2025	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.33%)±	4.69	1-16-2026	125,000,000	125,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.35%)±	4.71	11-12-2025	100,000,000	100,000,000
Mizuho Bank Ltd.	4.33	2-3-2025	270,925,000	270,925,000
MUFG Bank Ltd.±±	4.58	5-1-2025	50,000,000	50,000,000
MUFG Bank Ltd.±±	4.58	6-3-2025	100,000,000	100,000,000
MUFG Bank Ltd.±±	4.59	6-6-2025	100,000,000	100,000,000
MUFG Bank Ltd.	5.40	2-26-2025	75,000,000	75,000,000
National Australia Bank Ltd.±±	4.62	2-14-2025	45,000,000	45,000,000
Natixis SA	4.57	7-10-2025	100,000,000	100,000,000
Natixis SA	4.80	3-11-2025	100,000,000	100,000,000
Nordea Bank Abp (U.S. SOFR+0.20%)±	4.56	2-10-2025	150,000,000	150,000,000
The accompanying notes are an integral part of these financial statements.
2 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Certificates of deposit(continued)
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.26%)±	4.61%	5-16-2025	$75,000,000	$75,000,000
Royal Bank of Canada (U.S. SOFR+0.34%)±	4.70	7-30-2025	75,000,000	75,000,000
Standard Chartered Bank	4.51	11-3-2025	100,000,000	100,000,000
Standard Chartered Bank	4.57	7-21-2025	75,000,000	75,000,000
Standard Chartered Bank	4.64	8-20-2025	155,000,000	155,000,000
State Street Bank & Trust Co.±±	4.62	10-10-2025	150,000,000	150,000,000
State Street Bank & Trust Co.±±	4.67	11-12-2025	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.±±	4.59	5-6-2025	70,000,000	70,000,000
Sumitomo Mitsui Banking Corp.±±	4.59	5-15-2025	160,000,000	160,000,000
Svenska Handelsbanken AB	4.51	12-16-2025	80,000,000	80,003,358
Svenska Handelsbanken AB	5.24	4-23-2025	125,000,000	125,001,319
Svenska Handelsbanken AB	5.46	3-5-2025	125,000,000	125,000,500
Swedbank AB	5.00	2-10-2025	100,000,000	100,000,000
Swedbank AB	5.21	2-28-2025	110,000,000	110,000,000
Swedbank AB	5.54	4-17-2025	100,000,000	100,000,000
Toronto-Dominion Bank (U.S. SOFR+0.35%)±	4.70	10-3-2025	100,000,000	100,000,000
Toronto-Dominion Bank	4.80	3-4-2025	75,000,000	75,000,000
Toronto-Dominion Bank	5.23	4-17-2025	150,000,000	150,000,000
UBS AG±±	4.66	6-9-2025	100,000,000	100,000,000
UBS AG±±	4.70	9-4-2025	125,000,000	125,000,000
Westpac Banking Corp. (U.S. SOFR+0.33%)±	4.69	9-5-2025	80,000,000	80,000,000
Westpac Banking Corp.	5.45	5-9-2025	100,000,000	100,000,000
Total certificates of deposit (Cost $8,325,879,938)				8,325,879,938
Commercial paper: 48.19%
Asset-backed commercial paper: 44.41%
Alinghi Funding Co. LLC144A☼	4.41	2-3-2025	104,800,000	104,800,000
Alinghi Funding Co. LLC144A☼	4.56	7-21-2025	123,500,000	120,906,500
Alinghi Funding Co. LLC144A☼	4.62	5-7-2025	100,000,000	98,822,000
Alinghi Funding Co. LLC144A☼	4.66	4-1-2025	99,000,000	98,278,950
Alinghi Funding Co. LLC144A☼	5.37	2-7-2025	100,000,000	99,941,111
Anglesea Funding LLC144A§±±	4.38	2-14-2025	250,000,000	250,000,000
Anglesea Funding LLC144A§±±	4.38	3-5-2025	400,000,000	400,000,000
Anglesea Funding LLC144A☼	4.40	2-4-2025	100,000,000	99,987,944
Anglesea Funding LLC144A§±±	4.48	3-10-2025	100,000,000	100,000,000
Anglesea Funding LLC144A§±±	4.51	4-14-2025	100,000,000	100,000,000
Antalis SA144A☼	4.46	3-27-2025	90,030,000	89,457,809
Aquitaine Funding Co. LLC§±±	4.45	6-11-2025	250,000,000	250,000,000
Aquitaine Funding Co. LLC§±±	4.45	7-16-2025	250,000,000	250,000,000
Aquitaine Funding Co. LLC144A☼	4.71	3-21-2025	37,600,000	37,376,593
Armada Funding Co. LLC144A☼	4.43	2-5-2025	20,000,000	19,995,144
Armada Funding Co. LLC144A☼	4.43	2-7-2025	50,000,000	49,975,722
Armada Funding Co. LLC144A☼	4.45	2-6-2025	165,300,000	165,239,552
Armada Funding Co. LLC144A☼	4.51	2-4-2025	206,100,000	206,074,520
Armada Funding Co. LLC144A☼	4.51	7-29-2025	100,000,000	97,824,444
Armada Funding Co. LLC144A☼	4.71	3-14-2025	90,400,000	89,944,610
Armada Funding Co. LLC144A☼	4.71	3-17-2025	87,400,000	86,925,855
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 3

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Atlantic Asset Securitization LLC144A☼	4.79%	3-10-2025	$50,000,000	$49,770,556
Barton Capital SA144A☼	4.92	2-24-2025	50,000,000	49,858,542
Bedford Row Funding Corp.144A±±	4.60	3-27-2025	100,000,000	100,000,000
Bedford Row Funding Corp.144A±±	4.62	7-2-2025	125,000,000	125,000,000
Bennington Stark Capital Co. LLC144A☼	4.41	2-7-2025	155,000,000	154,925,083
Brigantine Funding Co. LLC144A☼	4.51	7-29-2025	143,000,000	139,888,956
Brigantine Funding Co. LLC144A☼	4.55	3-6-2025	75,000,000	74,710,021
Brigantine Funding Co. LLC144A☼	4.56	2-6-2025	56,467,000	56,445,825
Brigantine Funding Co. LLC144A☼	4.56	2-12-2025	100,000,000	99,887,500
Brigantine Funding Co. LLC144A☼	4.66	2-28-2025	50,000,000	49,840,278
Britannia Funding Co. LLC144A☼	4.48	7-14-2025	76,100,000	74,595,714
Britannia Funding Co. LLC144A☼	4.49	4-10-2025	161,000,000	159,692,412
Britannia Funding Co. LLC144A☼	4.64	5-9-2025	51,709,000	51,084,039
Britannia Funding Co. LLC144A☼	4.66	4-1-2025	30,000,000	29,781,500
Britannia Funding Co. LLC144A☼	4.66	5-20-2025	100,000,000	98,645,556
Britannia Funding Co. LLC144A☼	4.66	5-21-2025	106,450,000	104,994,592
Britannia Funding Co. LLC144A☼	4.68	4-9-2025	50,886,000	50,461,526
Britannia Funding Co. LLC144A☼	4.80	3-12-2025	89,940,000	89,502,453
Cabot Trail Funding LLC144A☼	4.70	3-10-2025	50,000,000	49,774,444
Charta LLC144A☼	4.48	5-8-2025	25,000,000	24,711,472
Charta LLC144A☼	4.56	6-26-2025	100,000,000	98,212,500
Chesham Finance Ltd./Chesham Finance LLC144A☼	0.00	2-4-2025	150,000,000	149,981,917
Chesham Finance Ltd./Chesham Finance LLC144A☼	4.40	2-3-2025	368,000,000	368,000,000
Chesham Finance Ltd./Chesham Finance LLC144A☼	4.41	2-6-2025	100,000,000	99,963,750
Collateralized Commercial Paper FLEX Co. LLC144A	4.54	1-2-2026	150,000,000	150,000,000
Collateralized Commercial Paper FLEX Co. LLC144A±±	4.72	1-29-2026	100,000,000	100,000,000
Collateralized Commercial Paper V Co. LLC±±	4.67	5-16-2025	100,000,000	100,000,000
Collateralized Commercial Paper V Co. LLC±±	4.68	7-25-2025	100,000,000	100,000,000
Collateralized Commercial Paper V Co. LLC±±	4.68	10-9-2025	150,000,000	150,000,000
Collateralized Commercial Paper V Co. LLC±±	4.71	10-3-2025	150,000,000	150,000,000
Columbia Funding Co. LLC144A☼	4.49	7-14-2025	66,500,000	65,182,506
Columbia Funding Co. LLC144A☼	4.64	4-25-2025	150,000,000	148,454,250
Columbia Funding Co. LLC144A☼	5.20	2-5-2025	75,000,000	74,978,625
Concord Minutemen Capital Co. LLC144A☼	4.41	2-5-2025	50,037,000	50,024,908
Concord Minutemen Capital Co. LLC144A☼	4.41	2-7-2025	413,312,000	413,112,233
Concord Minutemen Capital Co. LLC144A☼	4.45	10-24-2025	200,000,000	193,585,722
Concord Minutemen Capital Co. LLC144A±±	4.61	2-6-2025	100,000,000	100,000,000
Concord Minutemen Capital Co. LLC144A±±	4.66	3-10-2025	100,000,000	100,000,000
Concord Minutemen Capital Co. LLC144A☼	4.68	4-22-2025	86,812,000	85,943,012
Concord Minutemen Capital Co. LLC144A±±	4.73	6-16-2025	130,000,000	130,000,000
Constellation Funding Co. LLC144A☼	4.52	7-23-2025	62,000,000	60,694,211
Constellation Funding Co. LLC144A☼	4.73	6-2-2025	150,000,000	147,684,458
Constellation Funding Co. LLC144A☼	4.82	6-4-2025	50,000,000	49,201,736
Constellation Funding Co. LLC144A☼	4.82	6-5-2025	50,000,000	49,195,139
CRC Funding LLC144A☼	4.44	7-18-2025	100,000,000	97,992,500
Endeavour Funding Co. LLC144A☼	4.51	7-11-2025	100,000,000	98,046,944
Endeavour Funding Co. LLC144A☼	4.51	7-17-2025	112,000,000	109,729,511
Endeavour Funding Co. LLC144A☼	4.66	4-15-2025	52,500,000	52,023,708
The accompanying notes are an integral part of these financial statements.
4 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Endeavour Funding Co. LLC144A☼	4.68%	4-10-2025	$106,000,000	$105,102,180
Endeavour Funding Co. LLC144A☼	4.69	4-23-2025	52,000,000	51,471,666
Endeavour Funding Co. LLC144A☼	5.12	2-4-2025	249,428,000	249,392,988
Falcon Asset Funding LLC144A±±	4.70	10-8-2025	100,000,000	100,000,000
Falcon Asset Funding LLC144A±±	4.75	1-6-2026	100,000,000	100,000,000
Glencove Funding LLC144A§±±	4.51	4-11-2025	100,000,000	100,000,000
Great Bear Funding LLC144A☼	4.40	2-4-2025	160,000,000	159,980,711
HQLA Funding LLC144A☼	4.44	2-3-2025	150,000,000	150,000,000
HQLA Funding LLC144A☼	4.46	2-4-2025	125,000,000	124,984,722
HQLA Funding LLC144A☼	4.59	7-31-2025	125,000,000	122,200,208
HQLA Funding LLC144A☼	4.82	3-7-2025	50,000,000	49,788,889
Ionic Funding LLC☼	4.44	2-5-2025	100,000,000	99,975,667
Ionic Funding LLC☼	4.44	2-6-2025	300,000,000	299,890,500
Ionic Funding LLC☼	4.51	4-22-2025	194,000,000	192,129,517
Ionic Funding LLC☼	4.51	5-2-2025	77,000,000	76,162,411
Ionic Funding LLC☼	4.52	2-14-2025	105,000,000	104,856,908
Ionic Funding LLC☼	4.76	3-12-2025	200,000,000	199,035,944
Ionic Funding LLC☼	4.77	2-28-2025	59,800,000	59,604,819
Ionic Funding LLC☼	4.77	3-4-2025	50,000,000	49,810,694
Ionic Funding LLC☼	4.77	3-14-2025	99,384,000	98,877,970
Ionic Funding LLC☼	4.81	2-20-2025	40,000,000	39,910,467
Ionic Funding LLC☼	4.84	2-12-2025	200,000,000	199,761,250
Ionic Funding LLC☼	4.89	2-5-2025	49,225,000	49,211,819
Legacy Capital Co. LLC144A±±	4.60	2-28-2025	100,000,000	100,000,000
Legacy Capital Co. LLC144A±±	4.83	12-16-2025	100,000,000	100,000,000
Lexington Parker Capital Co. LLC144A☼	4.41	2-4-2025	250,000,000	249,969,792
Lexington Parker Capital Co. LLC144A☼	4.41	2-5-2025	290,532,000	290,461,788
Lexington Parker Capital Co. LLC144A☼	4.41	2-6-2025	150,233,000	150,178,541
Lion Bay Funding LLC144A§±±	4.34	4-16-2025	150,000,000	150,000,000
Lion Bay Funding LLC144A§±±	4.36	7-18-2025	150,000,000	150,000,000
LMA-Americas LLC144A☼	4.92	3-3-2025	51,000,000	50,807,617
Longship Funding LLC§±±	4.34	4-15-2025	200,000,000	200,000,000
Longship Funding LLC§±±	4.34	7-22-2025	300,000,000	300,000,000
Mackinac Funding Co. LLC144A☼	4.65	4-8-2025	54,400,000	53,956,096
Mackinac Funding Co. LLC144A☼	4.66	4-10-2025	108,375,000	107,461,037
Mainbeach Funding LLC144A☼	4.41	2-3-2025	200,000,000	200,000,000
Mainbeach Funding LLC144A☼	4.41	2-4-2025	245,000,000	244,970,396
Mainbeach Funding LLC144A☼	4.41	2-7-2025	40,000,000	39,980,667
Matchpoint Finance PLC144A☼	4.82	4-1-2025	50,000,000	49,623,958
Mountcliff Funding LLC144A☼	4.41	2-4-2025	225,000,000	224,972,812
Mountcliff Funding LLC144A☼	4.53	3-31-2025	100,000,000	99,304,667
Mountcliff Funding LLC144A§±±	4.55	4-10-2025	50,000,000	50,000,000
Mountcliff Funding LLC144A☼	4.66	4-25-2025	100,000,000	98,965,000
Mountcliff Funding LLC144A☼	5.07	2-13-2025	100,000,000	99,861,111
Old Line Funding LLC144A☼	5.32	2-3-2025	50,000,000	50,000,000
Overwatch Alpha Funding LLC144A☼	4.41	2-4-2025	310,000,000	309,962,542
Overwatch Alpha Funding LLC144A☼	4.41	2-6-2025	50,000,000	49,981,875
Overwatch Alpha Funding LLC144A☼	4.41	2-7-2025	40,000,000	39,980,667
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 5

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Paradelle Funding LLC☼	4.19%	6-23-2025	$100,000,000	$98,393,889
Paradelle Funding LLC☼	4.41	10-27-2025	100,000,000	96,785,833
Paradelle Funding LLC☼	4.50	9-15-2025	100,000,000	97,237,333
Paradelle Funding LLC☼	5.03	7-10-2025	100,000,000	97,836,889
Paradelle Funding LLC☼	5.27	5-30-2025	100,000,000	98,324,444
Paradelle Funding LLC☼	5.27	6-5-2025	45,000,000	44,207,000
Paradelle Funding LLC☼	5.27	6-6-2025	22,500,000	22,100,250
Podium Funding Trust☼	4.46	7-7-2025	25,000,000	24,529,444
Podium Funding Trust☼	4.52	8-19-2025	100,000,000	97,559,389
Podium Funding Trust±±	4.64	5-27-2025	100,000,000	100,000,000
Podium Funding Trust☼	5.32	3-17-2025	100,000,000	99,387,500
Podium Funding Trust☼	5.38	2-24-2025	50,000,000	49,845,125
Ranger Funding Co. LLC144A☼	4.79	3-14-2025	125,000,000	124,360,833
Regatta Funding Co. LLC144A☼	4.43	2-6-2025	50,000,000	49,981,792
Regatta Funding Co. LLC144A☼	4.46	2-4-2025	77,000,000	76,990,589
Regatta Funding Co. LLC144A☼	4.82	5-23-2025	123,000,000	121,231,021
Starbird Funding Corp.144A☼	4.50	3-25-2025	68,863,000	68,438,345
Starbird Funding Corp.144A☼	4.55	6-6-2025	100,000,000	98,465,917
Thunder Bay Funding LLC144A☼	5.32	2-3-2025	60,000,000	60,000,000
Versailles Commercial Paper LLC☼	4.68	3-3-2025	100,000,000	99,640,667
Victory Receivables Corp.144A☼	4.41	2-3-2025	87,009,000	87,009,000
Washington Morgan Capital Co. LLC144A☼	4.49	7-25-2025	200,000,000	195,771,667
Washington Morgan Capital Co. LLC144A	4.73	8-22-2025	100,000,000	100,000,000
				16,191,813,676
Financial company commercial paper: 3.31%
Dexia SA144A☼	4.46	4-3-2025	100,000,000	99,278,889
Dexia SA144A☼	4.55	6-17-2025	100,000,000	98,328,722
Dexia SA144A☼	4.59	6-20-2025	100,000,000	98,276,083
Dexia SA144A☼	4.88	3-4-2025	100,000,000	99,612,528
Dexia SA144A☼	4.89	3-3-2025	100,000,000	99,625,111
Dexia SA144A☼	5.18	2-4-2025	100,000,000	99,985,806
ING U.S. Funding LLC144A±±	4.63	5-22-2025	125,000,000	125,000,000
National Bank of Canada144A±±	4.72	8-25-2025	125,000,000	125,000,000
National Securities Clearing Corp.144A☼	5.17	2-4-2025	50,000,000	49,992,917
Norfina Ltd.144A☼	4.51	7-9-2025	50,000,000	49,035,833
Norfina Ltd.144A☼	4.66	5-5-2025	50,000,000	49,418,611
Sumitomo Mitsui Trust Bank Ltd.144A☼	4.46	4-29-2025	89,030,000	88,105,077
United Overseas Bank Ltd.144A±±	4.56	2-12-2025	125,000,000	125,000,000
				1,206,659,577
Other commercial paper: 0.47%
Deaconess Hospital Obligated Group☼	4.48	4-7-2025	50,000,000	49,613,250
Deaconess Hospital Obligated Group☼	4.79	2-4-2025	50,000,000	49,993,445
The accompanying notes are an integral part of these financial statements.
6 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Other commercial paper(continued)
Toyota Credit de Puerto Rico Corp.☼	4.51%	10-14-2025	$50,000,000	$48,436,320
University of Chicago☼	5.07	4-24-2025	25,000,000	24,722,216
				172,765,231
Total commercial paper (Cost $17,571,238,484)				17,571,238,484
Municipal obligations: 10.29%
Alaska: 0.20%
Variable rate demand notes ø: 0.20%
Alaska Housing Finance Corp. Series A (Housing revenue)	4.35	12-1-2044	73,000,000	73,000,000
California: 0.56%
Other municipal debt : 0.14%
City & County of San Francisco Series 2025C (GO revenue)§	5.00	6-15-2025	52,095,000	52,178,934
Variable rate demand notes ø: 0.42%
Metropolitan Water District of Southern California Series A (Water & sewer revenue, Bank of America N.A. SPA)	4.35	7-1-2042	49,260,000	49,260,000
Metropolitan Water District of Southern California Series C-1 (Water & sewer revenue, TD Bank N.A. SPA)	4.40	7-1-2037	76,975,000	76,975,000
Mizuho Floater/Residual Trust Series MIZ9178TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.56	7-1-2034	11,325,000	11,325,000
Tender Option Bond Trust Receipts/Certificates Series 2016- TXG002 (GO revenue, Bank of America N.A. LIQ)144A	4.52	8-1-2049	16,000,000	16,000,000
				153,560,000
Colorado: 0.86%
Variable rate demand notes ø: 0.86%
Colorado HFA Fort Carson Family Housing LLC Series B (Housing revenue, FHLB SPA)	4.38	5-1-2052	109,715,000	109,715,000
Colorado HFA Series B-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada LIQ)	4.35	5-1-2050	20,000,000	20,000,000
Colorado HFA Series C-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.35	11-1-2050	1,990,000	1,990,000
Colorado HFA Series D2 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	4.40	11-1-2054	25,000,000	25,000,000
Colorado HFA Series G-2 Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.35	11-1-2052	29,600,000	29,600,000
Colorado HFA Series I Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.35	11-1-2051	19,900,000	19,900,000
Colorado HFA Series M2 Class II (Housing revenue, GNMA Insured, Bank of America N.A. SPA)	4.35	5-1-2054	17,000,000	17,000,000
Colorado HFA Series N-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.35	11-1-2046	15,000,000	15,000,000
Colorado HFA Series P-2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	4.40	5-1-2050	40,320,000	40,320,000
Colorado HFA Series Q2 Class I (Housing revenue, GNMA Insured, FHLB LIQ)	4.35	11-1-2048	35,240,000	35,240,000
				313,765,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 7

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Georgia: 0.30%
Variable rate demand notes ø: 0.30%
Private Colleges & Universities Authority Emory University Series C-2 (Education revenue, Royal Bank of Canada SPA)	4.35%	9-1-2052	$110,445,000	$110,445,000
Hawaii: 0.14%
Other municipal debt : 0.14%
City & County of Honolulu (Miscellaneous revenue)	4.45	4-3-2025	52,000,000	52,000,000
Illinois: 0.76%
Variable rate demand notes ø: 0.76%
Illinois Finance Authority University of Chicago (Education revenue, TD Bank N.A. LIQ)	4.33	10-1-2042	85,000,000	85,000,000
Illinois Housing Development Authority RMW Lake Shore LLC Series C-2 (Housing revenue, Goldman Sachs Bank USA LOC)	4.30	12-1-2058	99,595,000	99,595,000
Illinois Housing Development Authority Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	4.35	10-1-2046	36,000,000	36,000,000
Illinois Housing Development Authority Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	4.35	10-1-2046	43,290,000	43,290,000
Illinois Housing Development Authority Series J (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.35	10-1-2048	14,835,000	14,835,000
				278,720,000
Iowa: 0.10%
Variable rate demand notes ø: 0.10%
Iowa Student Loan Liquidity Corp. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	4.37	3-1-2053	35,423,000	35,423,000
Kentucky: 0.11%
Variable rate demand notes ø: 0.11%
Kentucky Higher Education Student Loan Corp. Series 1A-2 (Education revenue, Bank of America N.A. LOC)	4.34	6-1-2043	41,675,000	41,675,000
Maine: 0.11%
Variable rate demand notes ø: 0.11%
City of Portland (GO revenue, TD Bank N.A. LOC)	4.35	6-1-2026	38,075,000	38,075,000
Maryland: 0.07%
Variable rate demand notes ø: 0.07%
Maryland Community Development Administration Residential Revenue Series B (Housing revenue, TD Bank N.A. SPA)	4.35	9-1-2033	24,835,000	24,835,000
Massachusetts: 0.45%
Other municipal debt : 0.07%
Massachusetts Educational Financing Authority (Education revenue)	4.46	3-6-2025	25,000,000	24,999,786
The accompanying notes are an integral part of these financial statements.
8 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø: 0.38%
Massachusetts Housing Finance Agency Series 229 (Housing revenue, GNMA / FNMA / FHLMC Insured, UBS AG SPA)	4.40%	6-1-2052	$62,595,000	$62,595,000
Massachusetts Housing Finance Agency Series E (Housing revenue, Department of Housing and Urban Development Insured, TD Bank N.A. SPA)	4.35	12-1-2063	75,595,000	75,595,000
				138,190,000
Michigan: 0.41%
Variable rate demand notes ø: 0.41%
JPMorgan Chase Putters/Drivers Trust Series 2024-T0026 (Tax revenue, JP Morgan Securities LIQ)144A	4.38	6-27-2025	147,585,000	147,585,000
Minnesota: 1.03%
Variable rate demand notes ø: 1.03%
Minnesota Housing Finance Agency Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	4.35	1-1-2054	19,980,000	19,980,000
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.35	7-1-2052	29,365,000	29,365,000
Minnesota Housing Finance Agency Series E (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	4.35	7-1-2050	19,950,000	19,950,000
Minnesota Housing Finance Agency Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.35	7-1-2052	50,000,000	50,000,000
Minnesota Housing Finance Agency Series H (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	4.35	7-1-2052	50,000,000	50,000,000
Minnesota Housing Finance Agency Series I (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB LIQ)	4.35	1-1-2050	28,810,000	28,810,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	4.35	7-1-2053	25,000,000	25,000,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, State Street Bank & Trust Co. SPA)	4.35	1-1-2051	14,970,000	14,970,000
Minnesota Housing Finance Agency Series M (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	4.35	1-1-2050	29,530,000	29,530,000
Minnesota Housing Finance Agency Series Q (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	4.35	7-1-2053	29,890,000	29,890,000
Taxable Municipal Funding Trust Series 2019-019 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.65	12-1-2030	6,275,000	6,275,000
Taxable Municipal Funding Trust Series 2020-11 (Health revenue, Barclays Bank plc LOC)144A	4.65	9-1-2030	72,060,000	72,060,000
				375,830,000
Missouri: 0.18%
Variable rate demand notes ø: 0.18%
HEFA of the State of Missouri SSM Health Care Obligated Group Series B-2 (Health revenue)	4.34	6-1-2053	66,535,000	66,535,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
New Hampshire: 0.84%
Variable rate demand notes ø: 0.84%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	4.52%	10-1-2028	$80,000,000	$80,000,000
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	4.52	7-1-2029	24,400,000	24,400,000
New Hampshire Business Finance Authority Hanwha Q Cells USA, Inc. (Industrial development revenue, Kookmin Bank LOC)144A	4.65	2-1-2029	174,000,000	174,000,000
New Hampshire Business Finance Authority Joon Georgia, Inc. (Industrial development revenue, Korea Development Bank LOC)144A	4.52	7-1-2033	26,700,000	26,700,000
				305,100,000
New York: 3.66%
Variable rate demand notes ø: 3.66%
Mizuho Floater/Residual Trust Series 2020-MIZ9043 (Housing revenue, Mizuho Bank Limited LOC, Mizuho Bank Limited LIQ)144A	4.45	11-1-2049	18,030,000	18,030,000
Mizuho Floater/Residual Trust Series 2022-MIZ9106 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.60	7-1-2057	26,925,000	26,925,000
Mizuho Floater/Residual Trust Series 2022-MIZ9108 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.45	11-1-2031	47,500,000	47,500,000
Mizuho Floater/Residual Trust Series 2022-MIZ9109 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.73	6-4-2027	120,640,000	120,640,000
Mizuho Floater/Residual Trust Series 2022-MIZ9112 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.71	10-1-2027	91,250,000	91,250,000
Mizuho Floater/Residual Trust Series 2022-MIZ9114 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.64	11-1-2052	19,000,000	19,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9117 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.73	11-1-2052	87,830,000	87,830,000
Mizuho Floater/Residual Trust Series 2023-MIZ9132 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.45	2-1-2058	33,650,000	33,650,000
Mizuho Floater/Residual Trust Series 2024-MIZ9183TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.56	11-1-2040	17,980,000	17,980,000
Mizuho Floater/Residual Trust Series 2024-MIZ9203TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.60	11-1-2044	29,450,000	29,450,000
New York State Housing Finance Agency Series B (Housing revenue, Landesbank Hessen-Thüringen LOC)	4.40	11-1-2050	45,250,000	45,250,000
New York State Housing Finance Agency Series I (Housing revenue, TD Bank N.A. SPA)	4.35	11-1-2055	40,325,000	40,325,000
Taxable Municipal Funding Trust Series 2019-007 (GO revenue, Barclays Bank plc LOC)144A	4.65	5-1-2029	59,795,000	59,795,000
Taxable Municipal Funding Trust Series 2021-BTMFT (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.65	12-15-2025	141,925,000	141,925,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Taxable Municipal Funding Trust Series 2022-002 (GO revenue, Barclays Bank plc LOC)144A	4.65%	11-1-2041	$15,000,000	$15,000,000
Taxable Municipal Funding Trust Series 2024-TMFT-006 (GO revenue, Barclays Bank plc LIQ)144A	4.45	9-21-2026	29,940,000	29,940,000
Taxable Municipal Funding Trust Series BTMFT-002 (GO revenue, Barclays Bank plc LOC)144A	4.65	5-15-2056	188,335,000	188,335,000
Taxable Municipal Funding Trust Series BTMFT-2024 (GO revenue, Barclays Bank plc LIQ)144A	4.65	6-24-2025	42,985,000	42,985,000
Taxable Municipal Funding Trust Series BTMFT-2024 (GO revenue, Barclays Bank plc LOC)144A	4.65	9-21-2026	200,000,000	200,000,000
Triborough Bridge & Tunnel Authority Series E (Transportation revenue, UBS AG LOC)	4.33	11-15-2032	77,500,000	77,500,000
				1,333,310,000
North Dakota: 0.08%
Variable rate demand notes ø: 0.08%
North Dakota Housing Finance Agency Series C (Housing revenue, Royal Bank of Canada SPA)	4.35	7-1-2052	29,900,000	29,900,000
Pennsylvania: 0.10%
Variable rate demand notes ø: 0.10%
Pennsylvania Higher Education Assistance Agency Series A (Education revenue, Bank of America N.A. LOC)	4.35	6-1-2054	35,356,000	35,356,000
Rhode Island: 0.09%
Variable rate demand notes ø: 0.09%
Rhode Island Housing & Mortgage Finance Corp. Series 80 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	4.35	10-1-2053	32,355,000	32,355,000
Texas: 0.24%
Variable rate demand notes ø: 0.24%
North Texas Higher Education Authority, Inc. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	4.37	12-1-2053	42,932,000	42,932,000
State of Texas Series A (GO revenue, FHLB SPA)	4.40	12-1-2051	45,000,000	45,000,000
				87,932,000
Total municipal obligations (Cost $3,750,769,720)				3,750,769,720
Other instruments: 1.08%
Variable rate demand notes ø: 1.08%
Anton Santa Cruz LLC Series A	4.40	2-1-2061	27,000,000	27,000,000
Arizona RR Ranches LLC Series 2024	4.45	8-1-2054	40,000,000	40,000,000
Augustine Insurance Trust Series 2024	4.40	11-1-2074	24,770,000	24,770,000
Ecmc Group, Inc. Series 23-1	4.37	12-1-2050	57,850,000	57,850,000
Ecmc Group, Inc.	4.37	12-1-2054	116,381,000	116,381,000
Jets Stadium Development LLC Series A-4B144A	4.80	4-1-2047	61,880,000	61,880,000
Jets Stadium Finance Issuer 2015 LLC144A	4.80	4-1-2047	21,520,000	21,520,000
JWV-B Turner Investments LLC Series 2024	4.45	7-1-2044	21,125,000	21,125,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—January 31, 2025

		Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Kurt Anderson Memorial Trust Series 2024		4.40%	8-1-2044	$6,070,000	$6,070,000
Willow Partners LP		4.40	8-1-2063	17,000,000	17,000,000
Total other instruments (Cost $393,596,000)					393,596,000
Repurchase agreements^^: 18.10%
Bank of America NA, dated 1-31-2025, maturity value $1,450,525,625(01)		4.35	2-3-2025	1,450,000,000	1,450,000,000
BOFA Securities, Inc., dated 1-31-2025, maturity value $100,036,250(02)		4.35	2-3-2025	100,000,000	100,000,000
JP Morgan Securities LLC, dated 1-31-2025, maturity value $650,235,625(03)		4.35	2-3-2025	650,000,000	650,000,000
MUFG Securities Canada Ltd., dated 1-31-2025, maturity value $1,000,362,500(04)		4.35	2-3-2025	1,000,000,000	1,000,000,000
Standard Chartered Bank, dated 1-31-2025, maturity value $1,450,525,625(05)		4.35	2-3-2025	1,450,000,000	1,450,000,000
Wells Fargo Securities, dated 1-31-2025, maturity value $1,950,706,875(06)		4.35	2-3-2025	1,950,000,000	1,950,000,000
Total repurchase agreements (Cost $6,600,000,000)					6,600,000,000
Total investments in securities (Cost $36,641,484,142)	100.49%				36,641,484,142
Other assets and liabilities, net	(0.49)				(178,139,355)
Total net assets	100.00%				$36,463,344,787

##	All or a portion of this security is segregated as collateral for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
☼	Zero coupon security. The rate represents the current yield to maturity.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:
(01) U.S. government securities, 2.00% to 3.00%, 9-1-2046 to 9-1-2051, fair value including accrued interest is $1,493,500,000.
(02) U.S. government securities, 0.00% to 4.57%, 2-7-2025 to 7-31-2025, fair value including accrued interest is $102,000,002.
(03) U.S. government securities, 0.00% to 7.50%, 2-7-2025 to 9-15-2065, fair value including accrued interest is $668,290,855.
(04) U.S. government securities, 0.00% to 7.12%, 4-15-2025 to 8-15-2064, fair value including accrued interest is $1,028,542,056.
(05) U.S. government securities, 0.25% to 7.50%, 4-30-2026 to 12-1-2062, fair value including accrued interest is $1,493,369,855.
(06) U.S. government securities, 1.50% to 7.50%, 4-20-2026 to 1-20-2055, fair value including accrued interest is $2,008,500,000.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Statement of assets and liabilities—January 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$30,041,484,142
Investments in repurchase agreements, at amortized cost	6,600,000,000
Cash	11,210
Receivable for Fund shares sold	154,447,260
Receivable for interest	126,588,086
Prepaid expenses and other assets	2,350,537
Total assets	36,924,881,235
Liabilities
Payable for when-issued transactions	180,000,000
Payable for investments purchased	149,981,917
Payable for Fund shares redeemed	116,891,394
Dividends payable	9,064,582
Administration fees payable	2,651,458
Management fee payable	2,425,724
Shareholder servicing fees payable	94,256
Distribution fee payable	943
Accrued expenses and other liabilities	426,174
Total liabilities	461,536,448
Total net assets	$36,463,344,787
Net assets consist of
Paid-in capital	$36,464,086,116
Total distributable loss	(741,329)
Total net assets	$36,463,344,787
Computation of net asset value per share
Net assets–Class A	$406,092,337
Shares outstanding–Class A1	406,094,098
Net asset value per share–Class A	$1.00
Net assets–Class C	$1,212,634
Shares outstanding–Class C1	1,212,641
Net asset value per share–Class C	$1.00
Net assets–Premier Class	$36,043,635,254
Shares outstanding–Premier Class[1]	36,043,783,179
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$12,404,562
Shares outstanding–Service Class[1]	12,404,617
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Statement of operations—year ended January 31, 2025
Statement of operations
Investment income
Interest	$1,844,792,352
Expenses
Management fee	63,390,382
Administration fees
Class A	825,041
Class C	3,213
Premier Class	27,607,744
Service Class	14,037
Shareholder servicing fees
Class A	1,031,302
Class C	4,016
Service Class	29,243
Distribution fee
Class C	12,047
Custody and accounting fees	709,895
Professional fees	165,588
Registration fees	2,249,534
Shareholder report expenses	374,600
Trustees’ fees and expenses	121,984
Other fees and expenses	292,201
Total expenses	96,830,827
Less: Fee waivers and/or expense reimbursements
Fund-level	(20,933,059)
Class A	(9,975)
Premier Class	(16,578,156)
Service Class	(304)
Net expenses	59,309,333
Net investment income	1,785,483,019
Net realized gains on investments	40,359
Net increase in net assets resulting from operations	$1,785,523,378
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2025		Year ended January 31, 2024
Operations
Net investment income		$1,785,483,019		$1,274,848,035
Net realized gains on investments		40,359		18,245
Net increase in net assets resulting from operations		1,785,523,378		1,274,866,280
Distributions to shareholders from
Net investment income and net realized gains
Class A		(19,427,210)		(21,284,933)
Class C		(63,839)		(91,881)
Premier Class		(1,765,429,720)		(1,252,928,099)
Service Class		(558,625)		(560,850)
Total distributions to shareholders		(1,785,479,394)		(1,274,865,763)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	87,497,234	87,497,234	118,992,763	118,992,763
Class C	449,912	449,912	529,734	529,734
Premier Class	36,701,701,454	36,701,701,454	42,611,000,613	42,611,000,613
Service Class	4,145,552	4,145,552	3,645,360	3,645,360
		36,793,794,152		42,734,168,470
Reinvestment of distributions
Class A	19,193,744	19,193,744	21,087,620	21,087,620
Class C	63,839	63,839	89,980	89,980
Premier Class	1,763,219,661	1,763,219,661	1,250,101,366	1,250,101,366
Service Class	540,242	540,242	544,096	544,096
		1,783,017,486		1,271,823,062
Payment for shares redeemed
Class A	(134,995,854)	(134,995,854)	(143,879,663)	(143,879,663)
Class C	(1,178,254)	(1,178,254)	(1,754,664)	(1,754,664)
Premier Class	(35,268,581,125)	(35,268,581,125)	(25,920,279,052)	(25,920,279,052)
Service Class	(3,708,533)	(3,708,533)	(3,916,439)	(3,916,439)
		(35,408,463,766)		(26,069,829,818)
Net increase in net assets resulting from capital share transactions		3,168,347,872		17,936,161,714
Total increase in net assets		3,168,391,856		17,936,162,231
Net assets
Beginning of period		33,294,952,931		15,358,790,700
End of period		$36,463,344,787		$33,294,952,931
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.81%	4.89%	1.73%	0.01%	0.27%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.65%	0.69%	0.70%	0.68%
Net expenses	0.58%	0.59%	0.52%*	0.15%*	0.40%*
Net investment income	4.71%	4.79%	1.73%	0.01%	0.27%
Supplemental data
Net assets, end of period (000s omitted)	$406,092	$434,396	$438,190	$434,892	$466,559

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.45%
Year ended January 31, 2021	0.18%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.04 [1]	0.01	0.00 [2]	0.00 [2]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.04	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.04)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.03%	4.11%	1.19%	0.01%	0.08%[4]
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.40%	1.44%	1.45%	1.43%
Net expenses	1.33%	1.34%	1.09%*	0.15%*	0.59%*
Net investment income	3.98%	3.99%	1.27%	0.01%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$1,213	$1,877	$3,012	$1,960	$2,855

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.26%
Year ended January 31, 2022	1.20%
Year ended January 31, 2021	0.76%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.04% impact on total return.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Premier Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.01)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.24%	5.37%	2.13%	0.03%	0.54%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.27%	0.29%	0.31%	0.29%
Net expenses	0.16%*	0.13%*	0.13%*	0.13%*	0.13%*
Net investment income	5.11%	5.30%	3.02%	0.03%	0.41%
Supplemental data
Net assets, end of period (000s omitted)	$36,043,635	$32,847,252	$14,906,434	$2,431,267	$4,452,436

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2025	0.04%
Year ended January 31, 2024	0.07%
Year ended January 31, 2023	0.07%
Year ended January 31, 2022	0.07%
Year ended January 31, 2021	0.07%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.89%	4.98%	1.81%	0.01%	0.31%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.56%	0.59%	0.59%	0.58%
Net expenses	0.50%	0.50%	0.44%*	0.15%*	0.36%*
Net investment income	4.78%	4.87%	1.80%	0.01%	0.31%
Supplemental data
Net assets, end of period (000s omitted)	$12,405	$11,427	$11,154	$10,828	$11,963

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.35%
Year ended January 31, 2021	0.12%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
20 | Retail Money Market Funds

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2025, the Fund had capital loss carryforwards which consist of $491,976 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$8,325,879,938	$0	$8,325,879,938
Commercial paper	0	17,571,238,484	0	17,571,238,484
Municipal obligations	0	3,750,769,720	0	3,750,769,720
Other instruments	0	393,596,000	0	393,596,000
Repurchase agreements	0	6,600,000,000	0	6,600,000,000
Total assets	$0	$36,641,484,142	$0	$36,641,484,142
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
Retail Money Market Funds | 21

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.200%
Next $5 billion	0.190
Next $15 billion	0.180
Over $25 billion	0.170
For the year ended January 31, 2025, the management fee was equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Allspring Funds Management also voluntarily waived certain class-level expenses during the year ended January 31, 2025. These voluntary class-level waivers may be discontinued at any time. As of January 31, 2025, the contractual expense caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Class C	1.33
Premier Class	0.20
Service Class	0.50
During the year ended ended January 31, 2025, Allspring Funds Management also voluntarily waived class-level expenses which represent 0.04% of the average daily net assets (on an annualized basis) of Premier Class.
22 | Retail Money Market Funds

Notes to financial statements
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class C shares.  No contingent deferred sales charges were incurred by Class C shares for the year ended January 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $190,684,000, $0 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended January 31, 2025.
5.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended January 31
	2025	2024
Ordinary income	$1,785,479,394	$1,274,865,763
As of January 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Capital loss carryforward
$8,988,103	$(491,976)
6.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation
Retail Money Market Funds | 23

Notes to financial statements
decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
24 | Retail Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 27, 2025
Retail Money Market Funds | 25

Other information (unaudited)
Other information
Tax information
For the fiscal year ended January 31, 2025, $1,289,723,555 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

26 | Retail Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Retail Money Market Funds | 27

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0478 01-25

Retail Money Market Funds

Allspring National Tax-Free Money Market Fund
Long Form Financial Statements
Annual Report
January 31, 2025

Retail Money Market Funds | 1

Portfolio of investments—January 31, 2025
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.03%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series D (70 shares) 2.70%144Aø	$7,000,000	$7,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares (80 shares) 2.32%144Aø	8,000,000	8,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (50 shares) 2.33%144Aø	5,000,000	5,000,000
Total closed-end fund obligations (Cost $20,000,000)		20,000,000

	Interest rate	Maturity date
Municipal obligations: 97.46%
Alabama: 4.76%
Variable rate demand notes ø: 4.76%
Tender Option Bond Trust Receipts/Certificates Series 2022- XG0410 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.55%	1-1-2053	14,200,000	14,200,000
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0396 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.55	2-1-2053	2,395,000	2,395,000
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0397 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.55	2-1-2053	2,700,000	2,700,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1131 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.30	1-1-2028	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1677 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.30	4-1-2030	3,160,000	3,160,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.55	4-1-2054	8,275,000	8,275,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3202 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.55	4-1-2054	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3208 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.55	2-1-2053	11,930,000	11,930,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0487 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	12-1-2028	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML5052 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	1.94	9-1-2037	9,200,000	9,200,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1800 (Utilities revenue, JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144A	2.00	12-1-2032	9,580,000	9,580,000
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5061 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	1.95	9-1-2054	12,285,000	12,285,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1202 (Utilities revenue, JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144A	2.00	12-1-2032	8,080,000	8,080,000
				92,805,000
The accompanying notes are an integral part of these financial statements.
2 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Arizona: 1.00%
Variable rate demand notes ø: 1.00%
Mizuho Floater/Residual Trust Series 2023-MIZ9155 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57%	3-1-2038	$9,685,000	$9,685,000
Mizuho Floater/Residual Trust Series 2023-MIZ9157 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	5-1-2038	2,265,000	2,265,000
Mizuho Floater/Residual Trust Series 2024-MIZ9180 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	12-4-2026	4,370,000	4,370,000
Tender Option Bond Trust Receipts/Certificates Series 2018- XF2537 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.29	12-1-2037	3,215,000	3,215,000
				19,535,000
California: 8.87%
Other municipal debt : 0.83%
City of Los Angeles (GO revenue)§	5.00	6-26-2025	5,000,000	5,029,941
County of Los Angeles (GO revenue)§	5.00	6-30-2025	8,000,000	8,054,600
San Diego Unified School District Series A (GO revenue)§	5.00	6-30-2025	3,085,000	3,107,422
				16,191,963
Variable rate demand notes ø: 8.04%
California Municipal Finance Authority San Jose South 1st Street Associates LP Series A-1 (Housing revenue)	3.35	12-1-2044	16,000,000	16,000,000
California Municipal Finance Authority San Jose South 1st Street Associates LP Series A-2 (Housing revenue)	3.35	12-1-2029	9,000,000	9,000,000
California Statewide CDA Uptown Newport Building Owner LP Series BB (Housing revenue, East West Bank LOC)	2.24	3-1-2057	22,320,000	22,320,000
Mizuho Floater/Residual Trust Series 2021-MIZ9063 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	5-1-2049	2,500,000	2,500,000
Mizuho Floater/Residual Trust Series 2024-MIZ9191 (Tax revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	3-5-2027	11,850,000	11,850,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3007 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.55	5-1-2053	19,180,000	19,180,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XX1258 (Education revenue, Barclays Bank plc LIQ)144A	2.27	5-15-2048	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.27	12-18-2053	1,655,000	1,655,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1635 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.27	10-1-2028	3,700,000	3,700,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0484 (Tax revenue, BAM Insured, Royal Bank of Canada LIQ)144A	2.31	9-1-2049	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 3

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1153 (Water & sewer revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.75%	7-1-2048	$4,000,000	$4,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3207 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.55	2-1-2054	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1706 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	4-1-2055	1,530,000	1,530,000
Tender Option Bond Trust Receipts/Certificates Series BAML6044 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	1.85	2-1-2055	23,625,000	23,625,000
Tender Option Bond Trust Receipts/Certificates Series CF7012 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.37	7-1-2052	12,400,000	12,400,000
Tender Option Bond Trust Receipts/Certificates Series CF7013 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.37	7-1-2052	8,890,000	8,890,000
Tender Option Bond Trust Receipts/Certificates Series CF7014 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.37	10-1-2051	10,090,000	10,090,000
				156,740,000
Colorado: 2.46%
Other municipal debt : 2.33%
Colorado State Education Loan Program Series A (Miscellaneous revenue)§	5.00	6-30-2025	45,000,000	45,356,522
Variable rate demand notes ø: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3040 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.28	11-1-2052	2,500,000	2,500,000
Delaware: 0.14%
Variable rate demand notes ø: 0.14%
Mizuho Floater/Residual Trust Series 2024-MIZ9182 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	12-4-2026	2,625,000	2,625,000
University of Delaware (Education revenue, TD Bank N.A. SPA)	1.85	11-1-2035	100,000	100,000
				2,725,000
District of Columbia: 0.49%
Variable rate demand notes ø: 0.49%
District of Columbia MedStar Health Obligated Group Series A (Health revenue, TD Bank N.A. LOC)	2.25	8-15-2038	4,615,000	4,615,000
Tender Option Bond Trust Receipts/Certificates Series 2019- ZF2784 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ)144A	2.28	9-1-2039	2,800,000	2,800,000
Tender Option Bond Trust Receipts/Certificates Series 2019- ZF2785 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ)144A	2.28	9-1-2039	2,070,000	2,070,000
				9,485,000
The accompanying notes are an integral part of these financial statements.
4 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Florida: 6.55%
Other municipal debt : 1.25%
County of Hillsborough (Miscellaneous revenue)	2.90%	4-3-2025	$4,100,000	$4,100,000
County of Hillsborough (Miscellaneous revenue)	3.05	3-27-2025	3,245,000	3,245,000
County of Hillsborough (Miscellaneous revenue)	3.15	2-27-2025	6,900,000	6,900,000
Pinellas County School Board (GO revenue)§	5.00	6-30-2025	10,000,000	10,069,372
				24,314,372
Variable rate demand notes ø: 5.30%
City of Jacksonville Florida Power & Light Co. (Industrial development revenue)	2.40	9-1-2029	10,000,000	10,000,000
County of Escambia Florida Power & Light Co. (Utilities revenue)	2.40	4-1-2039	2,520,000	2,520,000
County of Manatee Florida Power & Light Co. (Industrial development revenue)	2.40	9-1-2029	3,000,000	3,000,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series A (Health revenue)	2.25	11-15-2037	21,550,000	21,550,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-2 (Health revenue)	2.22	11-15-2032	600,000	600,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5 (Health revenue)	2.25	11-15-2035	2,685,000	2,685,000
Hillsborough County IDA BayCare Obligated Group Series C (Health revenue, TD Bank N.A. LOC)	2.25	11-1-2038	1,500,000	1,500,000
Mizuho Floater/Residual Trust Series 2024-MIZ9196 (Housing revenue, BAM Insured, Mizuho Capital Markets LLC LOC)144A	2.02	5-14-2036	10,290,000	10,290,000
Putnam County Development Authority Florida Power & Light Co. (Industrial development revenue)	2.40	9-1-2029	4,480,000	4,480,000
Tender Option Bond Trust Receipts/Certificates Series 2016- ZF0444 (Tax revenue, NPFGC Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.35	4-1-2027	5,250,000	5,250,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0485 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	12-1-2047	2,595,000	2,595,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1155 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	1-1-2029	10,530,000	10,530,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6031 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	1.95	4-1-2026	4,060,000	4,060,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6032 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	1.95	4-1-2026	4,170,000	4,170,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1713 (Education revenue, BAM Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.28	10-1-2046	11,815,000	11,815,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3223 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.00	4-1-2042	2,000,000	2,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 5

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1340 (Health revenue, Barclays Bank plc LIQ)144A	1.85%	11-15-2049	$4,875,000	$4,875,000
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1351 (Education revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.28	4-1-2047	1,380,000	1,380,000
				103,300,000
Georgia: 1.62%
Variable rate demand notes ø: 1.62%
County of DeKalb Water & Sewerage Revenue Series 2016-XF2254 (Water & sewer revenue, AGM Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.28	10-1-2025	2,500,000	2,500,000
Roswell Housing Authority (Housing revenue, Northern Trust Company LOC)	2.99	9-1-2027	12,600,000	12,600,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3183 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.29	1-1-2059	4,315,000	4,315,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0489 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	9-1-2028	2,705,000	2,705,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1136 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	6-1-2029	2,600,000	2,600,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1655 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	3-1-2029	4,020,000	4,020,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1659 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	6-1-2029	2,805,000	2,805,000
				31,545,000
Idaho: 0.43%
Variable rate demand notes ø: 0.43%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series ID (Health revenue)	3.55	12-1-2048	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1654 (Tax revenue, Bank of America N.A. LIQ)144A	2.28	8-15-2048	3,425,000	3,425,000
				8,425,000
Illinois: 4.25%
Variable rate demand notes ø: 4.25%
County of Lake Whispering Oaks Associates LP (Housing revenue, FHLMC LIQ)	2.21	11-1-2045	250,000	249,978
Illinois Development Finance Authority American College of Surgeons (Education revenue, Northern Trust Company LOC)	2.25	8-1-2026	1,133,000	1,133,000
Illinois Educational Facilities Authority Aurora University (Education revenue, BMO Harris Bank N.A. LOC)	2.25	3-1-2032	1,100,000	1,100,000
Illinois Finance Authority Marwen Foundation, Inc. (Miscellaneous revenue, Northern Trust Company LOC)	2.35	5-1-2043	3,810,000	3,810,000
The accompanying notes are an integral part of these financial statements.
6 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Illinois Housing Development Authority Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Bank of Montreal SPA)	2.20%	4-1-2045	$8,600,000	$8,600,000
Illinois Housing Development Authority Series P (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	2.25	4-1-2049	6,265,000	6,265,000
Quad Cities Regional EDA Augustana College (Education revenue, BMO Harris Bank N.A. LOC)	2.25	10-1-2035	4,400,000	4,400,000
RBC Municipal Products, Inc. Trust Series 2024-E-160 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.29	11-25-2026	15,000,000	15,000,000
Residual Interest Bond Floater Trust Various States Series 2024-009 (Health revenue, Barclays Bank plc LIQ)144A	2.28	8-15-2052	7,495,000	7,495,000
Tender Option Bond Trust Receipts/Certificates Series 2020- MS0029 (Health revenue, Morgan Stanley LOC, Morgan Stanley LIQ)144A	2.50	11-15-2034	15,000,000	15,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0434 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	1-1-2043	2,750,000	2,750,000
Tender Option Bond Trust Receipts/Certificates Series 2023- YX1326 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.29	11-15-2038	4,575,000	4,575,000
Tender Option Bond Trust Receipts/Certificates Series 2023- YX1327 (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.28	12-1-2044	5,590,000	5,590,000
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1338 (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.28	5-1-2049	3,955,000	3,955,000
Village of Brookfield Chicago Zoological Society (Miscellaneous revenue, Northern Trust Company LOC)	2.30	6-1-2038	2,845,000	2,845,000
				82,767,978
Indiana: 2.48%
Variable rate demand notes ø: 2.48%
Indiana Finance Authority Duke Energy Indiana LLC (Industrial development revenue, Mizuho Bank Limited LOC)	2.22	12-1-2039	250,000	249,979
RBC Municipal Products, Inc. Trust Series E-161 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	10-1-2064	34,000,000	34,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF2990 (Education revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.33	9-1-2057	8,105,000	8,105,000
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1332 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	2.28	7-1-2054	6,040,000	6,040,000
				48,394,979
Kansas: 0.22%
Variable rate demand notes ø: 0.22%
Mizuho Floater/Residual Trust Series 2024-MIZ9159 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	5-1-2037	4,255,009	4,255,009
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 7

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Kentucky: 0.25%
Variable rate demand notes ø: 0.25%
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0556 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.30%	1-1-2029	$4,980,000	$4,980,000
Louisiana: 0.76%
Variable rate demand notes ø: 0.76%
East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Corp. (Industrial development revenue)	1.77	12-1-2051	1,228,000	1,227,980
Louisiana PFA Louisiana Children’s Medical Center Obligated Group Series A (Health revenue, UBS AG LOC)	2.23	9-1-2057	300,000	300,000
Louisiana PFA Louisiana Children’s Medical Center Obligated Group Series B (Health revenue, UBS AG LOC)	2.25	9-1-2057	13,315,000	13,315,000
				14,842,980
Maine: 0.14%
Variable rate demand notes ø: 0.14%
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1348 (Housing revenue, Barclays Bank plc LIQ)144A	2.28	11-15-2054	2,705,000	2,705,000
Maryland: 1.06%
Variable rate demand notes ø: 1.06%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3152 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.29	7-1-2047	5,615,000	5,615,000
Tender Option Bond Trust Receipts/Certificates Series 2024- MS0028 (Health revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A	2.50	7-1-2042	15,000,000	15,000,000
				20,615,000
Massachusetts: 3.50%
Other municipal debt : 1.81%
City of Quincy BAN (GO revenue)	5.00	7-25-2025	5,100,000	5,152,276
Massachusetts Bay Transportation Authority Sales Tax Revenue (Tax revenue)	2.73	2-4-2025	30,200,000	30,200,000
				35,352,276
Variable rate demand notes ø: 1.69%
Massachusetts Development Finance Agency Mass General Brigham, Inc. (Health revenue, Sumitomo Mitsui Banking Corp. LOC)	2.10	7-1-2046	24,735,000	24,735,000
Mizuho Floater/Residual Trust Series 2024-MIZ9179 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	12-4-2026	3,900,000	3,900,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6005 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.40	12-1-2037	4,280,000	4,280,000
				32,915,000
The accompanying notes are an integral part of these financial statements.
8 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Michigan: 4.52%
Other municipal debt : 2.60%
Michigan Finance Authority Series A-1 (Miscellaneous revenue)§	5.00%	7-21-2025	$6,000,000	$6,045,074
Michigan Finance Authority Series A-2 (Miscellaneous revenue)§	5.00	8-20-2025	3,900,000	3,934,802
Regents of the University of Michigan/Ann Arbor (Health revenue)	2.85	2-21-2025	27,290,000	27,290,000
Regents of the University of Michigan/Ann Arbor (Health revenue)	2.88	2-13-2025	6,890,000	6,890,000
Regents of the University of Michigan/Ann Arbor (Health revenue)	3.03	2-5-2025	6,450,000	6,450,000
				50,609,876
Variable rate demand notes ø: 1.92%
Michigan State Housing Development Authority Series C (Housing revenue, FHLB SPA)	2.23	12-1-2035	1,650,000	1,650,000
Michigan State Housing Development Authority Series D (Housing revenue, FHLB SPA)	3.00	6-1-2030	3,115,000	3,115,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3120 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	7-1-2025	30,781,000	30,781,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3221 (Housing revenue, Barclays Bank plc LIQ)144A	2.28	12-1-2053	1,960,000	1,960,000
				37,506,000
Minnesota: 1.19%
Variable rate demand notes ø: 1.19%
City of Burnsville Bridgeway Apartments LP LLP (Housing revenue, FNMA LOC, FNMA LIQ)	2.33	10-15-2033	2,375,000	2,375,000
City of Forest Lake Kilkenny Senior Housing LP (Housing revenue, FNMA LOC, FNMA LIQ)	2.34	8-15-2038	2,415,000	2,415,000
City of Oak Park Heights VSSA Boutwells Landing LLC (Housing revenue, FHLMC LIQ)	2.22	11-1-2035	890,000	890,000
City of Plymouth Lancaster Village Apartments LP LLP (Housing revenue, FNMA LOC, FNMA LIQ)	2.33	9-15-2031	1,060,000	1,060,000
City of Rochester Mayo Clinic (Health revenue)	2.12	11-15-2047	200,000	200,000
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	2.25	1-1-2045	6,540,000	6,540,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3050 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	2.57	2-1-2039	1,172,727	1,172,727
Tender Option Bond Trust Receipts/Certificates Series 2024 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	1.95	12-1-2025	8,600,000	8,600,000
				23,252,727
Missouri: 1.13%
Variable rate demand notes ø: 1.13%
RBC Municipal Products, Inc. Trust Series 2024-C23 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.29	12-1-2035	22,000,000	22,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Nebraska: 2.19%
Other municipal debt : 1.62%
Lincoln Nebraska Electric (Utilities revenue)	3.12%	2-13-2025	$11,000,000	$11,000,000
Lincoln Nebraska Electric (Utilities revenue)	3.25	2-20-2025	20,500,000	20,500,000
				31,500,000
Variable rate demand notes ø: 0.57%
Nebraska Investment Finance Authority Phoenix Realty Special Account-U LP (Housing revenue, Northern Trust Company LOC)	3.85	9-1-2031	11,100,000	11,100,000
New Hampshire: 1.13%
Variable rate demand notes ø: 1.13%
New Hampshire HFA Series D (Housing revenue, GNMA / FNMA / FHLMC Insured)	3.58	7-1-2056	12,000,000	12,000,000
RBC Municipal Products, Inc. Trust Series 2024-E157 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	5-1-2028	10,000,000	10,000,000
				22,000,000
New Jersey: 5.72%
Other municipal debt : 4.17%
City of Jersey City Series D BAN (GO revenue)§	4.50	10-22-2025	10,000,000	10,100,600
County of Monmouth BAN (GO revenue)§	5.00	6-3-2025	5,000,000	5,025,104
Monmouth County Improvement Authority (Miscellaneous revenue)§	4.00	3-14-2025	20,500,000	20,517,393
Rutgers The State University of New Jersey (GO revenue)	2.85	5-8-2025	8,590,000	8,590,000
Township of Edison Series B BAN (GO revenue)§	4.00	11-6-2025	10,000,000	10,065,937
Township of North Brunswick BAN (GO revenue)§	5.00	7-8-2025	10,000,000	10,061,532
Township of Parsippany-Troy Hills BAN (GO revenue)§	4.00	10-29-2025	16,795,000	16,914,560
				81,275,126
Variable rate demand notes ø: 1.55%
Residual Interest Bond Floater Trust Various States Series 2024-012 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.50	11-1-2064	13,000,000	13,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1675 (Housing revenue, Toronto-Dominion Bank LOC, Toronto- Dominion Bank LIQ)144A	2.29	6-15-2050	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XX1329 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.28	6-15-2050	4,250,000	4,250,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7010 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.37	1-1-2032	7,920,000	7,920,000
				30,170,000
New York: 5.81%
Other municipal debt : 2.28%
County of Suffolk (GO revenue)§	4.00	7-25-2025	25,000,000	25,125,473
New Rochelle City School District (GO revenue)§	4.00	5-30-2025	10,000,000	10,034,442
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Other municipal debt(continued)
Patchogue-Medford Union Free School District (GO revenue)§	4.00%	6-24-2025	$5,000,000	$5,015,111
Village of Briarcliff Manor BAN (GO revenue)§	4.50	7-25-2025	4,303,525	4,319,160
				44,494,186
Variable rate demand notes ø: 3.53%
City of New York Series E-4 (GO revenue, Bank of America N.A. LOC)	2.20	8-1-2034	1,255,000	1,255,000
Nassau County Local Economic Assistance Corp. Series B (Education revenue, TD Bank N.A. LIQ)	2.20	1-1-2045	5,000,000	5,000,000
New York City Municipal Water Finance Authority New York City Water & Sewer System Series AA-4 (Water & sewer revenue, State Street Bank & Trust Co. SPA)	1.85	6-15-2049	3,000,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 (Tax revenue, Mizuho Bank Limited SPA)	1.75	8-1-2043	2,100,000	2,100,000
New York City Transitional Finance Authority Series C-4 (Tax revenue, Sumitomo Mitsui Banking Corp. LOC)	2.23	5-1-2053	2,000,000	2,000,000
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 247 (Housing revenue, TD Bank N.A. SPA)	2.25	10-1-2052	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1420 (Tax revenue, Bank of America N.A. LIQ)144A	2.28	11-1-2046	4,800,000	4,800,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1442 (Water & sewer revenue, Toronto-Dominion Bank LIQ)144A	2.28	9-15-2052	3,560,000	3,560,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1660 (Tax revenue, JPMorgan Chase Bank N.A. LIQ)144A	1.95	11-1-2031	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7004 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.37	1-25-2040	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7008 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.37	8-25-2039	8,340,000	8,340,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7009 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.37	4-25-2040	7,450,000	7,450,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0561 (Housing revenue, Bank of America N.A. LIQ)144A	2.28	10-1-2054	2,365,000	2,365,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0558 (Tax revenue, UBS AG LIQ)144A	1.80	3-15-2055	9,935,000	9,935,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1358 (Housing revenue, Barclays Bank plc LIQ)144A	2.28	10-1-2054	1,165,000	1,165,000
Tender Option Bond Trust Receipts/Certificates Series 2024- ZF1794 (Tax revenue, Bank of America N.A. LIQ)144A	2.28	11-1-2053	1,035,000	1,035,000
Tender Option Bond Trust Receipts/Certificates Series 2024- ZF1795 (Tax revenue, Bank of America N.A. LIQ)144A	2.28	11-1-2053	1,335,000	1,335,000
Tender Option Bond Trust Receipts/Certificates Series 2024- ZF1796 (Tax revenue, Bank of America N.A. LIQ)144A	2.28	11-1-2047	1,500,000	1,500,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XX1367 (Tax revenue, Barclays Bank plc LIQ)144A	2.27	11-1-2053	1,500,000	1,500,000
				68,690,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.26%
Variable rate demand notes ø: 0.26%
North Carolina Housing Finance Agency Series 56 (Housing revenue, GNMA / FNMA / FHLMC Insured)	3.38%	7-1-2048	$3,900,000	$3,900,000
University of North Carolina at Chapel Hill Series B (Health revenue, TD Bank N.A. SPA)	1.85	2-15-2031	1,115,000	1,115,000
				5,015,000
Ohio: 6.24%
Other municipal debt : 3.84%
American Municipal Power, Inc. FTSEurofirst Medical Equipment BAN (Miscellaneous revenue)§	4.25	11-6-2025	1,275,000	1,282,077
American Municipal Power, Inc. (Utilities revenue)§	4.50	4-10-2025	2,560,000	2,563,843
American Municipal Power, Inc. Village of Holiday City BAN (Miscellaneous revenue)§	4.75	4-24-2025	740,000	741,584
American Municipal Power, Inc. Village of Jackson Center BAN (Miscellaneous revenue)§	4.50	8-7-2025	1,380,000	1,385,464
American Municipal Power, Inc. Village of Monroeville BAN (Miscellaneous revenue)§	4.50	4-17-2025	440,000	440,687
American Municipal Power, Inc. Village of Pemberville BAN (Miscellaneous revenue)§	4.50	6-26-2025	400,000	400,762
American Municipal Power, Inc. Village of Pioneer BAN (Miscellaneous revenue)§	4.25	11-13-2025	2,375,000	2,387,612
American Municipal Power, Inc. Village of Sycamore BAN (Miscellaneous revenue)§	4.25	10-23-2025	275,000	276,936
American Municipal Power, Inc. Wapakoneta BAN (Miscellaneous revenue)§	4.50	6-19-2025	1,000,000	1,001,995
City of Hamilton BAN (GO revenue)§	4.00	12-17-2025	4,320,000	4,353,484
City of Huber Heights Series B BAN (GO revenue)§	4.50	7-10-2025	5,000,000	5,024,092
City of Lebanon BAN (GO revenue)§%%	4.00	2-3-2026	2,650,000	2,666,085
City of Miamisburg BAN (GO revenue)§%%	3.75	2-10-2026	3,000,000	3,020,880
Hilliard School District BAN (GO revenue)§	4.25	6-25-2025	6,500,000	6,525,432
Kings Local School District BAN (GO revenue)§	4.50	7-16-2025	5,000,000	5,016,121
Monroe Local School District BAN (GO revenue)§	3.88	12-4-2025	4,200,000	4,222,974
Ohio Water Development Authority (Water & sewer revenue)	2.82	6-2-2025	15,000,000	15,000,000
Ohio Water Development Authority (Water & sewer revenue)	3.10	3-5-2025	18,500,000	18,500,000
				74,810,028
Variable rate demand notes ø: 2.40%
County of Franklin Trinity Health Corp. Obligated Group Series OH (Health revenue)	3.55	12-1-2046	3,250,000	3,250,000
Mizuho Floater/Residual Trust Series 2020-MIZ9020 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.35	5-1-2039	3,675,000	3,675,000
RBC Municipal Products, Inc. Trust Series 2022 C-18 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.29	1-15-2037	8,000,000	8,000,000
State of Ohio Series C (Housing revenue)	2.25	10-1-2036	6,065,000	6,065,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML5043 (Health revenue, Bank of America N.A. LIQ)144A	2.32	2-15-2047	5,800,000	5,800,000
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2024- MS0027 (Education revenue, Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144A	2.45%	1-15-2031	$4,700,000	$4,700,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0553 (Miscellaneous revenue, AGM Insured, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	6-1-2050	3,640,000	3,640,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XM1184 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	12-1-2031	6,205,000	6,205,000
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1357 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.35	6-30-2025	5,450,000	5,450,000
				46,785,000
Oregon: 0.48%
Other municipal debt : 0.48%
State of Oregon Department of Transportation (Transportation revenue)	2.90	4-17-2025	9,350,000	9,350,000
Pennsylvania: 2.10%
Other municipal debt : 0.26%
City of Philadelphia Water & Wastewater Revenue (Water & sewer revenue)	2.85	5-8-2025	5,000,000	5,000,000
Variable rate demand notes ø: 1.84%
Pennsylvania Turnpike Commission (Transportation revenue, TD Bank N.A. LOC)	2.24	12-1-2039	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0536 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	9-1-2031	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML5049 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	1.89	2-1-2054	17,655,000	17,655,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1700 (Housing revenue, Royal Bank of Canada LIQ)144A	2.28	4-1-2045	10,260,000	10,260,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0566 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	9-1-2028	2,065,000	2,065,000
				35,980,000
South Carolina: 3.74%
Other municipal debt : 1.50%
South Carolina Association of Governmental Organizations Series B COP (Miscellaneous revenue)§	5.00	2-28-2025	10,000,000	10,012,081
South Carolina Public Service Authority (Utilities revenue)	2.85	5-6-2025	13,000,000	13,000,000
South Carolina Public Service Authority (Utilities revenue)	3.10	2-5-2025	6,193,000	6,193,000
				29,205,081
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø: 2.24%
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3075 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57%	6-1-2028	$8,000,000	$8,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	7-1-2028	17,000,000	17,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XL0418 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.29	12-1-2056	3,385,000	3,385,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1143 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.30	10-1-2029	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1653 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.30	10-1-2029	2,730,000	2,730,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0525 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.28	3-1-2029	6,670,000	6,670,000
				43,785,000
Tennessee: 1.79%
Other municipal debt : 0.69%
Vanderbilt University (Miscellaneous revenue)	3.00	6-3-2025	13,500,000	13,500,000
Variable rate demand notes ø: 1.10%
Mizuho Floater/Residual Trust Series 2024-MIZ9181 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	12-4-2026	2,890,000	2,890,000
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	1.89	9-1-2036	8,230,000	8,230,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1421 (Miscellaneous revenue, Bank of America N.A. LIQ)144A	2.28	11-1-2052	6,700,000	6,700,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1658 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.30	11-1-2029	3,600,000	3,600,000
				21,420,000
Texas: 19.27%
Other municipal debt : 9.16%
City of Austin (Utilities revenue)	2.85	5-15-2025	19,000,000	19,000,000
County of Harris (Miscellaneous revenue)	2.80	2-13-2025	11,790,000	11,790,000
County of Harris (Resource recovery revenue)	2.80	2-6-2025	19,640,000	19,640,000
Harris County Cultural Education Facilities Finance Corp. (Health revenue)##	1.85	2-3-2025	50,000,000	50,000,000
Texas A&M University (Education revenue)	2.98	2-5-2025	25,000,000	25,000,000
Texas A&M University (Education revenue)	3.15	3-13-2025	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Other municipal debt(continued)
University of Texas Permanent University Fund (Education revenue)	2.85%	6-2-2025	$25,000,000	$25,000,000
University of Texas Permanent University Fund (Education revenue)	3.14	3-11-2025	25,000,000	25,000,000
				178,430,000
Variable rate demand notes ø: 10.11%
City of Houston Combined Utility System Revenue Series B-3 (Water & sewer revenue, Sumitomo Mitsui Banking Corp. LOC)	2.08	5-15-2034	550,000	550,000
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series F (Health revenue)	2.05	7-1-2054	3,000,000	3,000,000
JPMorgan Chase Putters/Drivers Trust Series 2025-5079 (GO revenue, JPMorgan Chase Bank N.A. LIQ)144A	2.28	7-23-2025	1,780,000	1,780,000
JPMorgan Chase Putters/Drivers Trust Series 2025-5081 (GO revenue, JPMorgan Chase Bank N.A. LIQ)144A	2.28	7-23-2025	2,930,000	2,930,000
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	3-1-2038	10,000,000	10,000,000
Mizuho Floater/Residual Trust Series 2024-MIZ9197 (Housing revenue, BAM Insured, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.02	1-14-2033	11,050,000	11,050,000
Port of Arthur Navigation District Industrial Development Corp. TotalEnergies Petrochemicals & Refining USA, Inc. (Industrial development revenue)	2.21	6-1-2041	20,000,000	20,000,000
State of Texas (GO revenue, FHLB SPA)	2.30	12-1-2050	13,070,000	13,070,000
State of Texas Series B (GO revenue, Texas State Comptroller LIQ)	2.74	4-1-2036	15,000,000	15,000,000
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D (Health revenue)	2.00	11-15-2050	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Education revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A	2.65	6-15-2056	58,710,000	58,710,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3037 (GO revenue, Barclays Bank plc LIQ)144A	2.28	8-15-2052	3,040,000	3,040,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6015 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.37	12-1-2055	4,500,000	4,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1664 (Water & sewer revenue, Bank of America N.A. LIQ)144A	2.28	10-15-2056	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3089 (GO revenue, Barclays Bank plc LIQ)144A	2.28	8-15-2047	4,630,000	4,630,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3128 (GO revenue, UBS AG LIQ)144A	2.27	8-15-2053	2,370,000	2,370,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0513 (GO revenue, Bank of America N.A. LIQ)144A	2.28	2-1-2053	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6017 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.37	3-1-2052	4,860,000	4,860,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3243 (Utilities revenue, BAM Insured, Morgan Stanley Bank LIQ)144A	2.45	2-15-2049	8,250,000	8,250,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3259 (Water & sewer revenue, UBS AG LIQ)144A	1.80%	10-15-2051	$10,000,000	$10,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0556 (GO revenue, UBS AG LIQ)144A	1.80	2-15-2054	2,950,000	2,950,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XG0596 (GO revenue, Royal Bank of Canada LIQ)144A	2.28	12-1-2041	3,410,000	3,410,000
Texas Department of Transportation State Highway Fund Series B (Tax revenue, Sumitomo Mitsui Banking Corp. LIQ)	2.26	4-1-2032	7,900,000	7,900,000
				197,000,000
Utah: 0.46%
Variable rate demand notes ø: 0.46%
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0563 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	2.28	1-1-2054	4,125,000	4,125,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0543 (Housing revenue, BAM Insured, Barclays Bank plc LIQ)144A	2.36	5-15-2059	4,800,000	4,800,000
				8,925,000
Vermont: 0.09%
Variable rate demand notes ø: 0.09%
Vermont Educational & Health Buildings Financing Agency Landmark College, Inc. Series A (Education revenue, TD Bank N.A. LOC)	1.61	7-1-2033	1,730,000	1,730,000
Washington: 1.19%
Variable rate demand notes ø: 1.19%
Mizuho Floater/Residual Trust Series 2023-MIZ9156 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	6-1-2037	8,220,000	8,220,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7011 (Housing revenue, GNMA / FNMA / FHLMC Insured, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.37	6-1-2037	14,915,000	14,915,000
				23,135,000
Wisconsin: 0.84%
Variable rate demand notes ø: 0.84%
Tender Option Bond Trust Receipts/Certificates Series 2020- XF2869 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	11-1-2025	9,810,000	9,810,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (Health revenue, BAM Insured, Barclays Bank plc LIQ)144A	2.37	2-15-2054	5,500,000	5,500,000
Wisconsin HEFA Medical College of Wisconsin, Inc. Series B (Education revenue, TD Bank N.A. LOC)	1.85	12-1-2033	1,000,000	1,000,000
				16,310,000
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Portfolio of investments—January 31, 2025

		Interest rate	Maturity date	Principal	Value
Wyoming: 0.33%
Variable rate demand notes ø: 0.33%
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0544 (Housing revenue, GNMA / FNMA / FHLMC Insured, Bank of America N.A. LIQ)144A		2.28%	12-1-2053	$6,400,000	$6,400,000
Total municipal obligations (Cost $1,899,129,103)					1,899,129,103
Repurchase agreements ^^: 0.99%
Citigroup Global Markets Holdings, Inc., dated 1-31-2025, maturity value $19,306,964		4.33	2-3-2025	19,300,000	19,300,000
Total Repurchase agreements (Cost $19,300,000)					19,300,000
Total investments in securities (Cost $1,938,429,103)	99.48%				1,938,429,103
Other assets and liabilities, net	0.52				10,094,814
Total net assets	100.00%				$1,948,523,917

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
^^	Collateralized by U.S. government securities, 2.00% to 3.50%, 8-15-2025 to 4-30-2028, fair value including accrued interest is $19,686,009.

Abbreviations:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Statement of assets and liabilities—January 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$1,938,429,103
Cash	154,855
Receivable for interest	11,936,361
Receivable for Fund shares sold	6,993,069
Receivable for investments sold	1,732,000
Prepaid expenses and other assets	96,566
Total assets	1,959,341,954
Liabilities
Payable for when-issued transactions	5,686,965
Payable for Fund shares redeemed	4,350,494
Dividends payable	257,951
Management fee payable	170,383
Administration fees payable	156,279
Shareholder servicing fees payable	33,176
Accrued expenses and other liabilities	162,789
Total liabilities	10,818,037
Total net assets	$1,948,523,917
Net assets consist of
Paid-in capital	$1,948,579,785
Total distributable loss	(55,868)
Total net assets	$1,948,523,917
Computation of net asset value per share
Net assets–Class A	$73,634,883
Shares outstanding–Class A1	73,631,694
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$88,115,847
Shares outstanding–Administrator Class[1]	88,111,625
Net asset value per share–Administrator Class	$1.00
Net assets–Premier Class	$1,747,982,451
Shares outstanding–Premier Class[1]	1,747,901,084
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$38,790,736
Shares outstanding–Service Class[1]	38,788,946
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Statement of operations—year ended January 31, 2025
Statement of operations
Investment income
Interest	$61,192,896
Expenses
Management fee	2,685,601
Administration fees
Class A	134,912
Administrator Class	80,423
Premier Class	1,263,628
Service Class	75,583
Shareholder servicing fees
Class A	168,639
Administrator Class	79,692
Service Class	42,061
Custody and accounting fees	74,189
Professional fees	63,732
Registration fees	320,230
Shareholder report expenses	29,858
Trustees’ fees and expenses	27,226
Other fees and expenses	47,513
Total expenses	5,093,287
Less: Fee waivers and/or expense reimbursements
Fund-level	(871,398)
Class A	(1,715)
Administrator Class	(26,996)
Premier Class	(181,117)
Net expenses	4,012,061
Net investment income	57,180,835
Net realized gains on investments	318,201
Net increase in net assets resulting from operations	$57,499,036
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2025		Year ended January 31, 2024
Operations
Net investment income		$57,180,835		$43,640,837
Net realized gains on investments		318,201		172,232
Net increase in net assets resulting from operations		57,499,036		43,813,069
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,938,662)		(2,217,622)
Administrator Class		(2,521,727)		(2,728,350)
Premier Class		(51,159,703)		(36,413,333)
Service Class		(1,986,583)		(2,359,091)
Total distributions to shareholders		(57,606,675)		(43,718,396)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	27,033,201	27,033,201	14,124,070	14,124,070
Administrator Class	72,166,455	72,166,455	37,692,941	37,692,941
Premier Class	2,176,490,933	2,176,490,933	2,216,366,541	2,216,366,541
Service Class	36,489,954	36,489,954	21,953,146	21,953,146
		2,312,180,543		2,290,136,698
Reinvestment of distributions
Class A	1,908,135	1,908,135	2,171,417	2,171,417
Administrator Class	2,472,506	2,472,506	2,681,147	2,681,147
Premier Class	50,463,534	50,463,534	35,607,839	35,607,839
Service Class	1,028,001	1,028,001	712,765	712,765
		55,872,176		41,173,168
Payment for shares redeemed
Class A	(24,495,070)	(24,495,070)	(28,207,623)	(28,207,623)
Administrator Class	(57,506,806)	(57,506,806)	(65,390,803)	(65,390,803)
Premier Class	(1,867,835,055)	(1,867,835,055)	(1,677,701,650)	(1,677,701,650)
Service Class	(78,396,873)	(78,396,873)	(11,690,560)	(11,690,560)
		(2,028,233,804)		(1,782,990,636)
Net increase in net assets resulting from capital share transactions		339,818,915		548,319,230
Total increase in net assets		339,711,276		548,413,903
Net assets
Beginning of period		1,608,812,641		1,060,398,738
End of period		$1,948,523,917		$1,608,812,641
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.92%	2.99%	0.99%	0.02%	0.27%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.65%	0.66%	0.64%
Net expenses	0.58%	0.59%	0.52%*	0.12%*	0.33%*
Net investment income	2.85%	2.94%	0.97%	0.01%	0.25%
Supplemental data
Net assets, end of period (000s omitted)	$73,635	$69,194	$81,106	$84,532	$100,920

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.48%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 21

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.21%	3.29%	1.23%	0.02%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.37%	0.38%	0.38%	0.37%
Net expenses	0.30%	0.30%	0.28%*	0.11%*	0.25%*
Net investment income	3.11%	3.22%	1.21%	0.01%	0.34%
Supplemental data
Net assets, end of period (000s omitted)	$88,116	$70,989	$96,006	$108,157	$85,489

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.19%
Year ended January 31, 2021	0.04%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
22 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Premier Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.31%	3.39%	1.31%	0.02%	0.40%
Ratios to average net assets (annualized)
Gross expenses	0.26%	0.25%	0.26%	0.27%	0.25%
Net expenses	0.20%	0.20%	0.20%	0.12%[3]	0.20%
Net investment income	3.21%	3.36%	1.42%	0.01%	0.38%
Supplemental data
Net assets, end of period (000s omitted)	$1,747,982	$1,388,952	$814,588	$559,264	$632,040

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 23

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.17%	3.22%	1.09%	0.02%	0.30%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.38%	0.55%	0.56%	0.54%
Net expenses	0.36%	0.37%	0.42%*	0.12%*	0.29%*
Net investment income	3.14%	3.17%	1.10%	0.01%	0.28%
Supplemental data
Net assets, end of period (000s omitted)	$38,791	$79,678	$68,699	$65,673	$64,183

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.33%
Year ended January 31, 2021	0.15%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
24 | Retail Money Market Funds

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Retail Money Market Funds | 25

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$20,000,000	$0	$20,000,000
Municipal obligations	0	1,899,129,103	0	1,899,129,103
Repurchase agreements	0	19,300,000	0	19,300,000
Total assets	$0	$1,938,429,103	$0	$1,938,429,103
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
26 | Retail Money Market Funds

Notes to financial statements
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2025, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of January 31, 2025, the contractual expense caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.30
Premier Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $402,885,000, $594,085,000 and $51 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended January 31, 2025.
Retail Money Market Funds | 27

Notes to financial statements
5.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended January 31
	2025	2024
Ordinary income	$2,471,596	$2,957,370
Tax-exempt income	55,032,409	40,724,287
Long-term capital gain	102,670	36,739
As of January 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed tax-exempt income	Undistributed long-term gain
$486	$240,529	$4,382
6.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
28 | Retail Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring National Tax-Free Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 27, 2025
Retail Money Market Funds | 29

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $102,670 was designated as a 20% rate gain distribution for the fiscal year ended
January 31, 2025.
For the fiscal year ended January 31, 2025, $2,148,495 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2025, $323,102 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 852 of the Internal Revenue Code, 96% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Retail Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Retail Money Market Funds | 31

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0452 01-25

Government Money Market Funds

Allspring Treasury Plus Money Market Fund
Long Form Financial Statements
Annual Report
January 31, 2025

Government Money Market Funds | 1

Portfolio of investments—January 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 51.62%
Australia & New Zealand Banking Group Ltd., dated 1-31-2025, maturity value $580,211,217(01)	4.37%	2-3-2025	$580,000,000	$580,000,000
Barclays Bank PLC, dated 1-31-2025, maturity value $250,089,583(02)	4.30	2-3-2025	250,000,000	250,000,000
Citigroup Global Markets Holdings, Inc., dated 1-31-2025, maturity value $145,752,573(03)	4.33	2-3-2025	145,700,000	145,700,000
Deutsche Bank Securities, Inc., dated 1-31-2025, maturity value $489,326,909(04)	4.34	2-3-2025	489,150,000	489,150,000
Federal Reserve Bank of New York, dated 1-31-2025, maturity value $200,070,833(05)	4.25	2-3-2025	200,000,000	200,000,000
Fixed Income Clearing Corp. - Barclays, dated 1-31-2025, maturity value $3,501,274,583(06)	4.37	2-3-2025	3,500,000,000	3,500,000,000
Fixed Income Clearing Corp. - ING, dated 1-31-2025, maturity value $2,750,997,725(07)	4.35	2-3-2025	2,750,000,850	2,750,000,850
Fixed Income Clearing Corp. - Natixis, dated 1-31-2025, maturity value $1,000,362,500(08)	4.35	2-3-2025	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp. - Standard Chartered Bank, dated 1-31-2025, maturity value $1,976,951,510(09)	4.35	2-3-2025	1,976,235,125	1,976,235,125
Fixed Income Clearing Corp. - State Street Bank & Trust Co., dated 1-31-2025, maturity value $100,034,167(10)	4.10	2-3-2025	100,000,000	100,000,000
Goldman Sachs & Co. LLC, dated 1-31-2025, maturity value $1,100,320,833(11)	3.50	2-3-2025	1,100,000,000	1,100,000,000
Goldman Sachs & Co. LLC, dated 1-31-2025, maturity value $600,210,000(12)	4.20	2-3-2025	600,000,000	600,000,000
MUFG Securities Americas, dated 1-31-2025, maturity value $90,032,475(13)	4.33	2-3-2025	90,000,000	90,000,000
MUFG Securities EMEA PLC, dated 1-31-2025, maturity value $1,500,543,750(14)	4.35	2-3-2025	1,500,000,000	1,500,000,000
Natwest Markets Securities, Inc., dated 1-31-2025, maturity value $400,144,333(15)	4.33	2-3-2025	400,000,000	400,000,000
Natwest Markets Securities, Inc., dated 1-28-2025, maturity value $1,251,052,431(16)	4.33	2-4-2025	1,250,000,000	1,250,000,000
RBC Dominion, dated 1-31-2025, maturity value $300,103,750(17)	4.15	2-3-2025	300,000,000	300,000,000
Societe Generale, dated 1-21-2025, maturity value $100,372,000(18)	4.32	2-21-2025	100,000,000	100,000,000
Total repurchase agreements (Cost $16,331,085,975)				16,331,085,975
U.S. Treasury securities: 49.00%
U.S. Treasury Bills☼	4.00	10-2-2025	53,000,000	51,580,443
U.S. Treasury Bills☼	4.00	10-2-2025	167,000,000	162,605,017
U.S. Treasury Bills%%☼	4.10	6-3-2025	75,000,000	73,962,965
U.S. Treasury Bills%%☼	4.11	6-3-2025	75,000,000	73,962,469
U.S. Treasury Bills☼	4.15	10-30-2025	60,000,000	58,163,403
U.S. Treasury Bills☼	4.15	10-30-2025	30,000,000	29,085,848
U.S. Treasury Bills☼	4.17	11-28-2025	20,000,000	19,327,017
U.S. Treasury Bills☼	4.17	11-28-2025	85,000,000	82,100,915
U.S. Treasury Bills☼	4.18	7-10-2025	210,000,000	206,224,019
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	4.19%	7-31-2025	$90,000,000	$88,159,035
U.S. Treasury Bills☼	4.20	7-3-2025	150,000,000	147,412,500
U.S. Treasury Bills☼	4.22	7-17-2025	210,000,000	206,017,397
U.S. Treasury Bills☼	4.23	6-20-2025	50,000,000	49,206,732
U.S. Treasury Bills☼	4.23	6-20-2025	75,000,000	73,809,099
U.S. Treasury Bills☼	4.23	6-20-2025	75,000,000	73,808,956
U.S. Treasury Bills☼	4.23	6-26-2025	130,000,000	127,845,109
U.S. Treasury Bills☼	4.23	7-24-2025	130,000,000	127,426,569
U.S. Treasury Bills☼	4.25	5-6-2025	150,000,000	148,393,067
U.S. Treasury Bills☼	4.25	5-13-2025	250,000,000	247,120,750
U.S. Treasury Bills☼	4.26	5-20-2025	230,000,000	227,152,281
U.S. Treasury Bills☼	4.26	5-20-2025	30,000,000	29,628,338
U.S. Treasury Bills☼	4.27	5-27-2025	220,000,000	217,094,487
U.S. Treasury Bills☼	4.28	4-22-2025	270,000,000	267,531,300
U.S. Treasury Bills☼	4.29	4-15-2025	190,000,000	188,415,674
U.S. Treasury Bills☼	4.29	4-15-2025	60,000,000	59,498,267
U.S. Treasury Bills☼	4.29	4-29-2025	150,000,000	148,500,813
U.S. Treasury Bills☼	4.30	4-3-2025	130,000,000	129,097,230
U.S. Treasury Bills☼	4.32	5-8-2025	90,000,000	88,998,900
U.S. Treasury Bills☼	4.33	6-5-2025	130,000,000	128,120,285
U.S. Treasury Bills☼	4.35	3-27-2025	75,000,000	74,535,683
U.S. Treasury Bills☼	4.35	3-27-2025	75,000,000	74,535,250
U.S. Treasury Bills☼	4.36	3-20-2025	165,000,000	164,112,584
U.S. Treasury Bills☼	4.36	3-20-2025	105,000,000	104,437,031
U.S. Treasury Bills☼	4.37	4-8-2025	190,000,000	188,543,164
U.S. Treasury Bills☼	4.37	4-24-2025	120,000,000	118,849,867
U.S. Treasury Bills☼	4.38	4-10-2025	65,000,000	64,485,200
U.S. Treasury Bills☼	4.38	4-10-2025	65,000,000	64,484,843
U.S. Treasury Bills☼	4.38	5-22-2025	40,000,000	39,482,200
U.S. Treasury Bills☼	4.38	5-22-2025	90,000,000	88,834,140
U.S. Treasury Bills☼	4.39	5-29-2025	75,000,000	73,964,281
U.S. Treasury Bills☼	4.39	5-29-2025	35,000,000	34,514,764
U.S. Treasury Bills☼	4.40	5-1-2025	120,000,000	118,740,530
U.S. Treasury Bills☼	4.40	6-12-2025	115,000,000	113,229,744
U.S. Treasury Bills☼	4.40	6-12-2025	110,000,000	108,274,016
U.S. Treasury Bills☼	4.42	3-4-2025	155,000,000	154,461,929
U.S. Treasury Bills☼	4.42	3-4-2025	115,000,000	114,589,980
U.S. Treasury Bills☼	4.44	4-1-2025	160,000,000	158,892,300
U.S. Treasury Bills☼	4.44	4-1-2025	40,000,000	39,721,967
U.S. Treasury Bills☼	4.45	3-18-2025	120,000,000	119,372,200
U.S. Treasury Bills☼	4.45	3-18-2025	30,000,000	29,841,975
U.S. Treasury Bills☼	4.45	3-25-2025	30,000,000	29,817,500
U.S. Treasury Bills☼	4.45	3-25-2025	120,000,000	119,268,750
U.S. Treasury Bills☼	4.46	2-4-2025	240,000,000	239,970,728
U.S. Treasury Bills☼	4.46	2-4-2025	140,000,000	139,982,788
U.S. Treasury Bills☼	4.47	3-11-2025	75,000,000	74,670,150
U.S. Treasury Bills☼	4.47	3-11-2025	75,000,000	74,669,250
U.S. Treasury Bills☼	4.49	2-18-2025	75,000,000	74,861,969
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—January 31, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	4.49%	2-18-2025	$75,000,000	$74,861,531
U.S. Treasury Bills☼	4.50	2-11-2025	200,000,000	199,802,656
U.S. Treasury Bills☼	4.50	3-13-2025	110,000,000	109,478,777
U.S. Treasury Bills☼	4.50	3-13-2025	150,000,000	149,304,336
U.S. Treasury Bills☼	4.51	2-25-2025	150,000,000	149,592,267
U.S. Treasury Bills☼	4.54	2-6-2025	225,000,000	224,916,054
U.S. Treasury Bills☼	4.54	2-6-2025	165,000,000	164,938,555
U.S. Treasury Bills☼	4.61	3-6-2025	150,000,000	149,416,295
U.S. Treasury Bills☼	4.61	3-6-2025	100,000,000	99,605,084
U.S. Treasury Bills☼	4.62	5-15-2025	270,000,000	266,545,029
U.S. Treasury Bills☼	4.64	4-17-2025	50,000,000	49,501,978
U.S. Treasury Bills☼	4.64	4-17-2025	160,000,000	158,548,669
U.S. Treasury Bills☼	4.66	2-27-2025	145,000,000	144,559,677
U.S. Treasury Bills☼	4.66	2-27-2025	75,000,000	74,765,725
U.S. Treasury Bills☼	4.68	2-20-2025	105,000,000	104,768,162
U.S. Treasury Bills☼	4.68	2-20-2025	165,000,000	164,643,263
U.S. Treasury Bills☼	4.77	2-13-2025	50,000,000	49,933,243
U.S. Treasury Bills☼	4.77	2-13-2025	210,000,000	209,726,804
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±	4.34	1-31-2027	250,000,000	250,000,000
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.13%)±	4.37	7-31-2025	160,000,000	159,965,079
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±	4.39	4-30-2026	450,000,000	449,988,562
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±##	4.41	4-30-2025	785,000,000	785,032,618
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.41	10-31-2025	600,000,000	599,837,788
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.18%)±	4.42	7-31-2026	500,000,000	499,842,778
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.21%)±	4.45	10-31-2026	720,000,000	720,615,080
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±	4.49	1-31-2026	380,000,000	380,100,002
U.S. Treasury Notes	0.25	6-30-2025	30,000,000	29,431,568
U.S. Treasury Notes	0.25	9-30-2025	435,000,000	423,796,400
U.S. Treasury Notes	0.25	10-31-2025	130,000,000	126,206,262
U.S. Treasury Notes	0.38	4-30-2025	135,000,000	133,605,636
U.S. Treasury Notes	0.38	12-31-2025	210,000,000	202,792,833
U.S. Treasury Notes	0.50	3-31-2025	120,000,000	119,200,765
U.S. Treasury Notes	1.13	2-28-2025	215,000,000	214,459,294
U.S. Treasury Notes	2.00	8-15-2025	40,000,000	39,525,559
U.S. Treasury Notes	2.13	5-15-2025	50,000,000	49,588,365
U.S. Treasury Notes	2.63	3-31-2025	25,000,000	24,910,980
U.S. Treasury Notes	2.63	4-15-2025	35,000,000	34,843,998
U.S. Treasury Notes	2.63	12-31-2025	40,000,000	39,435,795
U.S. Treasury Notes	2.75	2-28-2025	30,000,000	29,959,750
U.S. Treasury Notes	2.75	5-15-2025	150,000,000	149,034,258
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Portfolio of investments—January 31, 2025

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes		2.75%	6-30-2025	$60,000,000	$59,451,504
U.S. Treasury Notes		2.88	4-30-2025	65,000,000	64,664,555
U.S. Treasury Notes		3.00	7-15-2025	10,000,000	9,909,250
U.S. Treasury Notes		3.00	10-31-2025	51,279,000	50,802,724
U.S. Treasury Notes		3.13	8-15-2025	50,000,000	49,704,618
U.S. Treasury Notes		3.50	9-15-2025	50,000,000	49,764,979
U.S. Treasury Notes		3.88	4-30-2025	40,000,000	39,894,762
U.S. Treasury Notes		3.88	1-15-2026	50,000,000	49,819,005
U.S. Treasury Notes		4.00	12-15-2025	100,000,000	99,753,185
U.S. Treasury Notes		4.25	12-31-2025	215,000,000	214,903,232
U.S. Treasury Notes		4.63	6-30-2025	25,000,000	24,951,628
U.S. Treasury Notes		4.88	11-30-2025	30,000,000	30,134,529
U.S. Treasury Notes		5.00	9-30-2025	135,000,000	135,621,951
U.S. Treasury Notes		5.00	10-31-2025	285,000,000	286,409,539
Total U.S. treasury securities (Cost $15,504,260,604)					15,504,260,604
Total investments in securities (Cost $31,835,346,579)	100.62%				31,835,346,579
Other assets and liabilities, net	(0.62)				(196,062,216)
Total net assets	100.00%				$31,639,284,363

^^	Collateralized by:
(01) U.S. government securities, 1.75% to 4.75%, 3-15-2025 to 5-15-2051, fair value including accrued interest is $588,805,197.
(02) U.S. government securities, 0.00% to 2.13%, 8-15-2025 to 2-15-2044, fair value including accrued interest is $255,000,009.
(03) U.S. government securities, 2.00% to 3.50%, 8-15-2025 to 4-30-2028, fair value including accrued interest is $148,614,064.
(04) U.S. government securities, 0.00% to 4.50%, 2-15-2025 to 11-15-2034, fair value including accrued interest is $498,933,000.
(05) U.S. government securities, 1.75% to 1.88%, 11-15-2029 to 2-15-2032, fair value including accrued interest is $200,070,885.
(06) U.S. government securities, 0.00% to 5.25%, 2-20-2025 to 5-15-2034, fair value including accrued interest is $3,570,000,000.
(07) U.S. government securities, 0.00% to 4.88%, 7-31-2025 to 11-15-2053, fair value including accrued interest is $2,805,000,867.
(08) U.S. government securities, 3.50% to 4.25%, 11-30-2026 to 2-15-2033, fair value including accrued interest is $1,019,999,934.
(09) U.S. government securities, 2.75% to 4.38%, 7-15-2027 to 6-30-2031, fair value including accrued interest is $2,016,550,830.
(10) U.S. government securities, 0.13% to 0.13%, 7-15-2026 to 7-15-2026, fair value including accrued interest is $102,000,017.
(11) U.S. government securities, 0.00% to 6.63%, 8-31-2025 to 5-15-2037, fair value including accrued interest is $1,122,000,001.
(12) U.S. government securities, 0.00% to 4.88%, 8-15-2026 to 2-15-2052, fair value including accrued interest is $612,000,001.
(13) U.S. government securities, 0.00% to 4.41%, 4-15-2025 to 11-30-2031, fair value including accrued interest is $91,800,003.
(14) U.S. government securities, 0.00% to 5.50%, 3-6-2025 to 8-15-2033, fair value including accrued interest is $1,530,000,000.
(15) U.S. government securities, 0.00% to 4.00%, 2-4-2025 to 2-15-2034, fair value including accrued interest is $408,000,065.
(16) U.S. government securities, 0.00% to 4.75%, 2-15-2025 to 11-15-2054, fair value including accrued interest is $1,275,000,038.
(17) U.S. government securities, 0.00% to 4.38%, 2-13-2025 to 8-15-2044, fair value including accrued interest is $306,000,047.
(18) U.S. government securities, 1.38% to 4.38%, 2-15-2038 to 2-15-2052, fair value including accrued interest is $102,000,015.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Statement of assets and liabilities—January 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$15,504,260,604
Investments in repurchase agreements, at amortized cost	16,331,085,975
Cash	63,186
Receivable for interest	23,060,204
Receivable for Fund shares sold	16,265,435
Prepaid expenses and other assets	258,078
Total assets	31,874,993,482
Liabilities
Payable for when-issued transactions	147,925,433
Dividends payable	76,951,781
Payable for Fund shares redeemed	4,511,645
Management fee payable	3,170,275
Administration fees payable	2,225,608
Shareholder servicing fees payable	818,258
Accrued expenses and other liabilities	106,119
Total liabilities	235,709,119
Total net assets	$31,639,284,363
Net assets consist of
Paid-in capital	$31,639,583,594
Total distributable loss	(299,231)
Total net assets	$31,639,284,363
Computation of net asset value per share
Net assets–Class A	$1,486,537,670
Shares outstanding–Class A1	1,486,441,828
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$39,954,582
Shares outstanding–Administrator Class[1]	39,950,591
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$19,451,328,467
Shares outstanding–Institutional Class[1]	19,450,093,055
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$106,574
Shares outstanding–Roberts & Ryan Class[1]	106,567
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$8,937,893,016
Shares outstanding–Select Class[1]	8,937,511,629
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$1,723,464,054
Shares outstanding–Service Class[1]	1,723,361,326
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Statement of operations—year ended January 31, 2025
Statement of operations
Investment income
Interest	$1,485,837,814
Expenses
Management fee	38,651,272
Administration fees
Class A	3,340,726
Administrator Class	27,722
Institutional Class	13,421,311
Roberts & Ryan Class	84
Select Class	3,534,604
Service Class	2,159,811
Shareholder servicing fees
Class A	4,175,907
Administrator Class	27,722
Service Class	4,499,606
Custody and accounting fees	535,463
Professional fees	159,629
Registration fees	170,097
Shareholder report expenses	35,884
Trustees’ fees and expenses	141,027
Other fees and expenses	657,320
Total expenses	71,538,185
Less: Fee waivers and/or expense reimbursements
Class A	(147,696)
Administrator Class	(52)
Institutional Class	(3,129,837)
Roberts & Ryan Class	(18)
Select Class	(3,400,861)
Service Class	(1,057,853)
Net expenses	63,801,868
Net investment income	1,422,035,946
Net realized losses on investments	(24,590)
Net increase in net assets resulting from operations	$1,422,011,356
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2025		Year ended January 31, 2024
Operations
Net investment income		$1,422,035,946		$1,302,847,535
Net realized gains (losses) on investments		(24,590)		134,191
Net increase in net assets resulting from operations		1,422,011,356		1,302,981,726
Distributions to shareholders from
Net investment income and net realized gains
Class A		(75,762,763)		(74,300,517)
Administrator Class		(1,302,687)		(1,258,552)
Institutional Class		(823,944,426)		(779,368,224)
Roberts & Ryan Class		(5,140)		(1,451)[1]
Select Class		(436,992,156)		(372,944,731)
Service Class		(84,033,687)		(75,165,216)
Total distributions to shareholders		(1,422,040,859)		(1,303,038,691)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,930,709,318	18,930,709,318	18,090,907,697	18,090,907,697
Administrator Class	170,271,670	170,271,670	56,931,747	56,931,747
Institutional Class	79,311,298,374	79,311,298,374	82,912,347,680	82,912,347,680
Roberts & Ryan Class	0	0	100,000 [1]	100,000 [1]
Select Class	268,471,077,132	268,471,077,132	156,674,927,496	156,674,927,496
Service Class	11,463,095,137	11,463,095,137	15,675,394,045	15,675,394,045
		378,346,451,631		273,410,608,665
Reinvestment of distributions
Class A	16,680,098	16,680,098	17,914,143	17,914,143
Administrator Class	1,291,425	1,291,425	1,247,377	1,247,377
Institutional Class	222,388,833	222,388,833	237,882,496	237,882,496
Roberts & Ryan Class	5,116	5,116	1,451 [1]	1,451 [1]
Select Class	311,300,983	311,300,983	271,578,262	271,578,262
Service Class	34,230,184	34,230,184	26,167,185	26,167,185
		585,896,639		554,790,914
Payment for shares redeemed
Class A	(19,078,134,448)	(19,078,134,448)	(17,961,213,574)	(17,961,213,574)
Administrator Class	(156,266,517)	(156,266,517)	(60,292,856)	(60,292,856)
Institutional Class	(76,681,626,066)	(76,681,626,066)	(80,023,008,819)	(80,023,008,819)
Select Class	(268,380,335,361)	(268,380,335,361)	(153,976,003,636)	(153,976,003,636)
Service Class	(11,824,252,437)	(11,824,252,437)	(15,066,838,947)	(15,066,838,947)
		(376,120,614,829)		(267,087,357,832)
Net increase in net assets resulting from capital share transactions		2,811,733,441		6,878,041,747
Total increase in net assets		2,811,703,938		6,877,984,782
Net assets
Beginning of period		28,827,580,425		21,949,595,643
End of period		$31,639,284,363		$28,827,580,425
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.01	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.65%	4.68%	1.51%	0.01%	0.12%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.60%	0.62%	0.61%	0.61%
Net expenses	0.58%	0.59%	0.50%*	0.06%*	0.25%*
Net investment income	4.54%	4.58%	1.33%	0.01%	0.11%
Supplemental data
Net assets, end of period (000s omitted)	$1,486,538	$1,617,295	$1,469,727	$2,421,542	$1,537,192

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.90%	4.94%	1.71%	0.01%	0.16%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.35%	0.34%	0.34%
Net expenses	0.34%	0.34%	0.26%*	0.06%*	0.24%*
Net investment income	4.70%	4.83%	1.10%	0.01%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$39,955	$24,656	$26,770	$117,556	$143,745

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.28%
Year ended January 31, 2021	0.10%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.04%	5.09%	1.84%	0.01%	0.21%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.23%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.19%*	0.06%*	0.18%*
Net investment income	4.91%	4.99%	1.84%	0.01%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$19,451,328	$16,599,118	$13,471,949	$14,984,670	$15,879,274

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Roberts & Ryan Class	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	(0.00)[3]	0.00 [4]
Total from investment operations	0.05	0.01
Distributions to shareholders from
Net investment income	(0.05)	(0.01)
Net realized gains	0.00	(0.00)[4]
Total distributions to shareholders	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00
Total return[5]	5.04%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%
Net expenses	0.20%	0.20%
Net investment income	4.92%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$107	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005).
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Select Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.11%	5.15%	1.89%	0.01%	0.24%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.19%	0.18%	0.18%
Net expenses	0.14%	0.14%	0.14%	0.06%[4]	0.14%
Net investment income	4.95%	5.06%	1.87%	0.01%	0.09%
Supplemental data
Net assets, end of period (000s omitted)	$8,937,893	$8,535,983	$5,565,461	$4,360,652	$3,118,274

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.78%	4.83%	1.62%	0.01%	0.14%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.52%	0.51%	0.51%
Net expenses	0.45%	0.45%	0.40%*	0.06%*	0.23%*
Net investment income	4.67%	4.75%	1.60%	0.01%	0.12%
Supplemental data
Net assets, end of period (000s omitted)	$1,723,464	$2,050,427	$1,415,688	$1,406,514	$1,416,203

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.05%
Year ended January 31, 2022	0.39%
Year ended January 31, 2021	0.22%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Government Money Market Funds | 15

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually.  Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP.  Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end.  Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2025, the Fund had capital loss carryforwards which consist of $24,590 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Repurchase agreements	$0	$16,331,085,975	$0	$16,331,085,975
U.S. Treasury securities	0	15,504,260,604	0	15,504,260,604
Total assets	$0	$31,835,346,579	$0	$31,835,346,579
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
16 | Government Money Market Funds

Notes to financial statements
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2025, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Government Money Market Funds | 17

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended January 31, 2025.
5.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended January 31
	2025	2024
Ordinary income	$1,422,040,859	$1,302,973,563
Long-term capital gain	0	65,128
As of January 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Capital loss carryforward
$76,802,900	$(24,590)
6.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Government Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Treasury Plus Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 27, 2025
Government Money Market Funds | 19

Other information (unaudited)
Other information
Tax information
For the fiscal year ended January 31, 2025, $1,416,920,375 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2025, 45% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Government Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Government Money Market Funds | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0453 01-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 27, 2025

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: March 27, 2025